united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 08/31

Date of reporting period: 02/28/2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Report

February 28, 2023

Fisher Investments Institutional Group

All Foreign Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, Washington 98607

(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 28, 2023(a)
			Since
			Inception
Fund/Index	Six Months	One Year	(7/17/20)
Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund	11.99%	(7.20)%	4.58%
MSCI ACWI ex U.S. Index(b)	7.30%	(7.19)%	4.46%

			Expense
			Ratios(c)
Gross			93.97%
With Applicable Fee Waivers and Expense Reimbursements			0.68%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI ex U.S. Index is a stock market index comprising of non-U.S. stocks from 22 developed markets countries and 24 emerging markets countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2022. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years

1

Investment Results (Unaudited) (continued)

following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2023 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund Holdings as of February 28, 2023*

*	As a percentage of net assets.

The Fund seeks to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index as its investment objective.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

3

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 100.39%	Shares	Fair Value
Argentina — 2.18%
Consumer Discretionary — 2.18%
MercadoLibre, Inc.(a)	3	$3,661
Total Argentina		3,661

Australia — 1.99%
Health Care — 1.06%
CSL Ltd.	9	1,794

Technology — 0.93%
XERO LTD(a)	30	1,568
Total Australia		3,362

Canada — 0.83%
Technology — 0.83%
Shopify, Inc., Class A(a)	34	1,399
Total Canada		1,399

China — 5.98%
Communications — 1.94%
NetEase, Inc. - ADR	19	1,475
Tencent Holdings Ltd. - ADR	41	1,803
		3,278
Consumer Discretionary — 3.42%
Alibaba Group Holding Ltd. - ADR(a)	17	1,492
Geely Automobile Holdings Ltd.	800	1,038
Haier Smart Home Co. Ltd., H Shares	350	1,237
JD.com, Inc. - ADR	26	1,155
Meituan - ADR(a)	25	866
		5,788
Health Care — 0.62%
WuXi Biologics Cayman Inc.(a)	150	1,045
Total China		10,111

Denmark — 3.94%
Energy — 1.15%
Vestas Wind Systems A/S	68	1,938

Health Care — 2.79%
Coloplast A/S - ADR	51	585
Novo Nordisk A/S, Class B	29	4,104
		4,689
Total Denmark		6,627

France — 16.46%
Consumer Discretionary — 5.57%
Cia Generale de Establissements Michelin SCA	51	1,604
Hermes International SA	3	5,445
Kering SA	4	2,349
		9,398

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 100.39% - continued	Shares	Fair Value
France — 16.46% - continued
Consumer Staples — 1.64%
L’Oreal SA	7	$2,778

Financials — 2.38%
BNP Paribas SA	25	1,750
Credit Agricole SA	116	1,419
Societe Generale SA	29	838
		4,007
Health Care — 1.00%
Sanofi	18	1,693

Industrials — 1.66%
Aeroports de Paris(a)	14	2,036
Vinci SA - ADR	27	767
		2,803
Materials — 2.16%
Cie de Saint-Gobain	61	3,635

Technology — 2.05%
Dassault Systems SE	65	2,516
Teleperformance	2	521
Worldline SA/France(a)	10	418
		3,455
Total France		27,769

Germany — 6.95%
Consumer Staples — 1.34%
Beiersdorf AG	19	2,271

Financials — 1.55%
Deutsche Boerse AG	15	2,618

Industrials — 3.45%
Deutsche Post AG	69	2,929
Siemens AG	19	2,909
		5,838
Technology — 0.61%
SAP SE	9	1,023
Total Germany		11,750

Hong Kong — 0.72%
Consumer Staples — 0.72%
China Mengniu Dairy Co. Ltd.(a)	275	1,209
Total Hong Kong		1,209

India — 2.80%
Financials — 1.69%
HDFC Bank Ltd. - ADR	42	2,842

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 100.39% - continued	Shares	Fair Value
India — 2.80% - continued
Technology — 1.11%
Infosys Ltd. - ADR	104	$1,866
Total India		4,708

Indonesia — 1.62%
Financials — 1.62%
Bank Rakyat Indonesia Persero Tbk PT - ADR	176	2,722
Total Indonesia		2,722

Israel — 1.38%
Technology — 1.38%
NICE-Systems Ltd. - ADR(a)	6	1,244
Wix.com Ltd.(a)	12	1,086
		2,330
Total Israel		2,330

Italy — 1.68%
Energy — 1.15%
Eni SpA	137	1,937

Financials — 0.53%
Intesa Sanpaolo SpA	329	892
Total Italy		2,829

Japan — 10.12%
Communications — 0.86%
M3, Inc.	61	1,457

Health Care — 1.64%
Eisai Co Ltd - ADR	56	752
Hoya Corp. - ADR	12	1,181
Terumo Corp. - ADR	31	837
		2,770
Industrials — 7.01%
Daifuku Co. Ltd. - ADR	40	545
FANUC Corp. - ADR	105	1,783
Keyence Corp.	14	6,055
Kubota Corp.	100	1,510
Recruit Holdings Co. Ltd. - ADR	356	1,908
		11,801
Technology — 0.61%
OBIC Co. Ltd.	7	1,025
Total Japan		17,053

Korea (Republic of) — 4.87%
Communications — 0.84%
NAVER Corp.	9	1,421

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 100.39% - continued	Shares	Fair Value
Korea (Republic of) — 4.87% - continued
Financials — 1.31%
KB Financial Group, Inc.	57	$2,214

Technology — 2.72%
Samsung Electronics Co. Ltd.	100	4,589
Total Korea (Republic of)		8,224

Netherlands — 10.75%
Consumer Discretionary — 0.83%
Stellantis NV	80	1,401

Financials — 0.72%
ING Groep NV	87	1,221

Technology — 9.20%
Adyen NV(a)	1	1,423
ASML Holding NV	12	7,413
NXP Semiconductors NV	27	4,819
Wolters Kluwer NV	16	1,853
		15,508
Total Netherlands		18,130

Norway — 1.26%
Energy — 1.26%
Equinor ASA	69	2,127
Total Norway		2,127

Spain — 3.35%
Consumer Discretionary — 0.99%
Industria de Diseno Textil SA	54	1,662

Energy — 1.87%
Repsol SA	199	3,160

Financials — 0.49%
Banco Santander SA	209	823
Total Spain		5,645

Sweden — 0.89%
Consumer Discretionary — 0.89%
H&M Hennes & Mauritz AB, Class B	119	1,501
Total Sweden		1,501

Switzerland — 1.44%
Industrials — 1.44%
ABB Ltd.	73	2,430
Total Switzerland		2,430

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 100.39% - continued	Shares	Fair Value
Taiwan Province of China — 4.28%
Technology — 4.28%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	83	$7,227
Total Taiwan Province of China		7,227

United Kingdom — 16.90%
Communications — 0.79%
WPP PLC	108	1,330

Consumer Discretionary — 1.02%
Next PLC	21	1,728
Consumer Staples — 2.68%
Coca-Cola European Partners PLC	53	2,915
Reckitt Benckiser Group PLC	23	1,594
		4,509
Energy — 1.55%
BP PLC	395	2,616

Financials — 1.10%
Barclays PLC	587	1,233
London Stock Exchange Group PLC	7	626
		1,859
Health Care — 1.94%
AstraZeneca PLC	25	3,272

Materials — 5.88%
Anglo American PLC	93	3,227
Antofagasta PLC	206	3,890
Rio Tinto PLC	41	2,817
		9,934
Technology — 1.94%
Experian PLC	97	3,272
Total United Kingdom		28,520
Total Common Stocks (Cost $156,899)		169,334

MONEY MARKET FUNDS - 9.30%
First American Government Obligations Fund, Class X, 4.37%(b)	15,680	15,680

Total Money Market Funds (Cost $15,680)		15,680

Total Investments — 109.69% (Cost $172,579)		185,014

Liabilities in Excess of Other Assets — (9.69)%		(16,350)

NET ASSETS — 100.00%		$168,664

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statement of Assets and Liabilities
February 28, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $172,579)	$185,014
Dividends receivable	300
Receivable from Adviser	13,394
Prepaid expenses	2,100
Total Assets	200,808

Liabilities
Payable to affiliates	12,178
Accrued audit and tax fees	9,937
Other accrued expenses	10,029
Total Liabilities	32,144
Net Assets	$168,664

Net Assets consist of:
Paid-in capital	$159,993
Accumulated earnings	8,671
Net Assets	$168,664
Shares outstanding (unlimited number of shares authorized, no par value)	15,838
Net asset value, offering and redemption price per share	$10.65

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statement of Operations
For the six months ended February 28, 2023 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $219)	$1,213
Total investment income	1,213

Expenses
Administration	24,730
Legal	9,655
Audit and tax	9,348
Trustee	7,886
Custodian	7,516
Compliance services	5,960
Transfer agent	5,951
Report printing	2,395
Pricing	2,347
Registration	803
Adviser	474
Miscellaneous	13,097
Total expenses	90,162
Fees waived and expenses reimbursed by Adviser	(89,633)
Net operating expenses	529
Net investment income	684

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(991)
Net realized loss on foreign currency translations	(29)
Net change in unrealized appreciation of investment securities	18,307
Net change in unrealized appreciation of foreign currency	4
Net realized and change in unrealized gain on investments	17,291
Net increase in net assets resulting from operations	$17,975

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 28,	Ended August
	2023	31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$684	$2,838
Net realized loss on investment securities transactions	(1,020)	(1,345)
Net change in unrealized appreciation (depreciation) of investment securities	18,311	(59,177)
Net increase (decrease) in net assets resulting from operations	17,975	(57,684)

Distributions From:
Earnings	(2,634)	(6,731)
Total distributions	(2,634)	(6,731)

Capital Transactions
Reinvestment of distributions	2,634	6,730
Amount paid for shares redeemed	—	(11)
Net increase in net assets resulting from capital transactions	2,634	6,719
Total Increase (Decrease) in Net Assets	17,975	(57,696)

Net Assets
Beginning of period	150,689	208,385
End of period	$168,664	$150,689

Share Transactions
Shares issued in reinvestment of distributions	263	521
Shares redeemed	—	(1)
Net increase in shares	263	520

See accompanying notes which are an integral part of these financial statements.

11

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six				For the
	Months		For the	For the	Period
	Ended		Year Ended	Year Ended	Ended
	February		August 31,	August 31,	August 31,
	28, 2023		2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.67		$13.84	$10.36	$10.00
Investment operations:
Net investment income	0.04		0.19	0.14	0.01
Net realized and unrealized gain (loss)	1.11		(3.91)	3.38	0.35
Total from investment operations	1.15		(3.72)	3.52	0.36
Less distributions to shareholders from:
Net investment income	(0.17)		(0.16)	(0.04)	—
Net realized gains	—		(0.29)	—	—
Total distributions	(0.17)		(0.45)	(0.04)	—
Net asset value, end of period	$10.65		$9.67	$13.84	$10.36
Total Return(b)	11.99	% (c)	(27.71)%	34.07%	3.60	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$169		$151	$208	$155
Ratio of net expenses to average net assets	0.68	% (d)	0.68%	0.68%	0.68	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	115.93	% (d)	93.97%	80.18%	201.44	% (d)
Ratio of net investment income to average net assets	0.88	% (d)	1.56%	1.15%	0.98	% (d)
Portfolio turnover rate	12	% (c)	22%	17%	4	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements
February 28, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Fund seeks to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount

13

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 28, 2023, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting

14

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

15

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. The Trust’s administrator maintains a pricing review committee that will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

16

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$169,334	$—	$—	$169,334
Money Market Funds	15,680	—	—	15,680
Total	$185,014	$—	$—	$185,014

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the Adviser earned management fees of $474 from the Fund before the waiver and reimbursement described below.

17

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board). For the six months ended February 28, 2023, the Adviser waived fees and reimbursed expenses in the amount of $89,633 for the Fund. At February 28, 2023, the Adviser owed the Fund $13,394.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2023, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2023	$35,943
August 31, 2024	147,330
August 31, 2025	169,173
February 28, 2026	89,633

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

18

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments, were $18,533 and $23,526, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2023.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$29,521
Gross unrealized depreciation	$(17,385)
Net unrealized appreciation on investments	$12,136
Tax cost of investments	$172,878

19

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

The tax character of distributions paid for the fiscal year ended August 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$4,604
Long-term capital gains	2,127
Total distributions paid	$6,731

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,204
Accumulated capital and other losses	(2,565)
Unrealized depreciation on investments	(6,309)
Total accumulated deficit	$(6,670)

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2023, the Fund had 25.66% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

20

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

21

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2022	28, 2023	Period(a)	Ratio
Actual	$1,000.00	$1,119.90	$3.57	0.68%
Hypothetical(b)	$1,000.00	$1,021.42	$3.41	0.68%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

22

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the renewal of the management agreement.

The Trustees held a teleconference on February 15, 2023 to review and discuss materials provided by Fisher and the Trust’s CCO, which were compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2023, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the consistency of the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the Fund for periods ended December 31, 2022. The Trustees noted that the Fund had outperformed the median of its peer group and Morningstar Foreign Large Growth category but underperformed its benchmark, the MSCI ACWI ex U.S. Index, for the one-year and since inception periods. The Board acknowledged that Fisher attributed much of the Fund’s underperformance relative to its benchmark to country allocation and an overweight to, and equity selection within, the information technology sector. The Trustees noted that Fisher does not manage accounts comparable to the Fund. Based upon the foregoing, the Trustees concluded the performance of the Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Fund. The Trustees noted that the management fee of the Fund is below the averages and medians of the Fund’s Morningstar category and peer group. The Trustees further observed that the Fund’s

23

Investment Management Agreement Renewal (Unaudited) (continued)

net expense ratio was below the medians and averages of its Morningstar category and peer group. The Trustees also noted that Fisher has committed to waive its management fee and/or reimburse expenses of the Fund through at least December 31, 2027.

The Trustees also considered a profitability analysis for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the current size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

24

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

25

Who we are
Who is providing this notice?	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

26

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President GwenethK. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 5525 NW Fisher Creek Drive Camas, WA 98607	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher1-SAR-23

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2023

Fisher Investments Institutional Group

U.S. Large Cap Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, Washington 98607

(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 28, 2023(a)
			Since
			Inception
Fund/Index	Six Months	One Year	(7/17/20)
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund	4.53%	(11.01)%	8.93%
S&P 500 Index(b)	1.26%	(7.69)%	9.97%

			Expense
			Ratios(c)
Gross			71.11%
With Applicable Fee Waivers and Expense Reimbursements			0.47%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Large Cap Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The S&P 500 Index (“S&P Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2022. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense

1

Investment Results (Unaudited) (continued)

cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2023 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

2

Fund Holdings (Unaudited)

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Holdings as of February 28, 2023*

*	As a percentage of net assets.

The Fund seeks to outperform, net of fees and expenses, the return of the S&P 500 Index as its investment objective.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

3

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.86%	Shares	Fair Value
Communications — 6.25%
Alphabet, Inc., Class A(a)	57	$5,133
Meta Platforms, Inc., Class A(a)	23	4,024
Netflix, Inc.(a)	8	2,577
		11,734
Consumer Discretionary — 12.24%
Amazon.com, Inc.(a)	57	5,371
Aptiv PLC(a)	14	1,628
Ford Motor Co.	111	1,340
General Motors Co.	33	1,278
Hilton Worldwide Holdings, Inc.	8	1,157
Home Depot, Inc. (The)	24	7,116
KB Home	65	2,293
NIKE, Inc., Class B	14	1,663
Yum! Brands, Inc.	9	1,144
		22,990
Consumer Staples — 2.19%
Costco Wholesale Corp.	4	1,937
General Mills, Inc.	18	1,431
Kimberly-Clark Corp.	6	750
		4,118
Energy — 5.62%
ConocoPhillips	21	2,170
Exxon Mobil Corp.	10	1,099
Halliburton Co.	47	1,703
Hess Corp.	20	2,695
Pioneer Natural Resources Co.	8	1,603
Schlumberger Ltd.	24	1,277
		10,547
Financials — 10.25%
American Express Co.	24	4,176
Bank of America Corp.	47	1,612
BlackRock, Inc.	6	4,137
First Republic Bank	14	1,722
Goldman Sachs Group, Inc. (The)	11	3,868
JPMorgan Chase & Co.	15	2,150
T. Rowe Price Group, Inc.	14	1,572
		19,237
Health Care — 9.76%
Abbott Laboratories	15	1,526
Align Technology, Inc.(a)	7	2,167
Amgen, Inc.	5	1,158
Biogen, Inc.(a)	6	1,620
DexCom, Inc.(a)	11	1,221
IDEXX Laboratories, Inc.(a)	3	1,420
Intuitive Surgical, Inc.(a)	14	3,210
Johnson & Johnson	5	766

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.86% - continued	Shares	Fair Value
Health Care — 9.76% - continued
Medtronic PLC	16	$1,325
Merck & Co., Inc.	21	2,232
Pfizer, Inc.	20	811
ResMed, Inc.	4	852
Viatris, Inc.	1	11
		18,319
Industrials — 9.33%
3M Co.	7	754
Caterpillar, Inc.	11	2,635
Cummins, Inc.	5	1,215
Eaton Corp. PLC	13	2,274
Emerson Electric Co.	12	993
HEICO Corp.	10	1,656
Norfolk Southern Corp.	4	899
Otis Worldwide Corp.	14	1,185
Rockwell Automation, Inc.	12	3,538
United Parcel Service, Inc., Class B	13	2,373
		17,522
Materials — 2.68%
Nucor Corp.	30	5,023

Real Estate — 0.79%
Prologis, Inc.	12	1,481

Technology — 39.75%
Adobe, Inc.(a)	9	2,916
Advanced Micro Devices, Inc.(a)	81	6,365
Apple, Inc.	93	13,709
Autodesk, Inc.(a)	10	1,987
Cisco Systems, Inc.	38	1,840
Intel Corp.	41	1,022
Marvell Technology, Inc.	50	2,258
Microsoft Corp.	42	10,476
MSCI, Inc.	10	5,221
NVIDIA Corp.	46	10,679
Oracle Corp.	28	2,447
PayPal Holdings, Inc.(a)	36	2,650
QUALCOMM, Inc.	15	1,853
salesforce.com, Inc.(a)	30	4,908
Texas Instruments, Inc.	15	2,572
Visa, Inc., Class A	17	3,739
		74,642
Total Common Stocks (Cost $160,197)		185,613

MONEY MARKET FUNDS - 8.25%
First American Government Obligations Fund, Class X, 4.37%(b)	15,490	15,490
Total Money Market Funds (Cost $15,490)		15,490

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.86% - continued	Shares	Fair Value
Total Investments — 107.11% (Cost $175,687)		$201,103
Liabilities in Excess of Other Assets — (7.11)%		(13,354)
NET ASSETS — 100.00%		$187,749

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statement of Assets and Liabilities
February 28, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $175,687)	$201,103
Receivable for investments sold	1,883
Dividends receivable	278
Receivable from Adviser	12,117
Prepaid expenses	2,097
Total Assets	217,478

Liabilities
Payable for investments purchased	2,257
Payable to	12,179
Accrued audit and tax fees	9,664
Other accrued expenses	5,629
Total Liabilities	29,729
Net Assets	$187,749

Net Assets consist of:
Paid-in capital	$160,611
Accumulated earnings	27,138
Net Assets	$187,749
Shares outstanding (unlimited number of shares authorized, no par value)	15,839
Net asset value, offering and redemption price per share	$11.85

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statement of Operations
For the six months ended February 28, 2023 (Unaudited)

Investment Income
Dividend income	$1,373
Total investment income	1,373

Expenses
Administration	24,730
Legal	9,656
Audit and tax	9,075
Trustee	7,886
Compliance services	5,960
Transfer agent	5,951
Report printing	2,372
Custodian	1,240
Registration	803
Pricing	465
Adviser	354
Miscellaneous	10,223
Total expenses	78,715
Fees waived and expenses reimbursed by Adviser	(78,299)
Net operating expenses	416
Net investment income	957

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	783
Net change in unrealized appreciation of investment securities	6,395
Net realized and change in unrealized gain on investments	7,178
Net increase in net assets resulting from operations	$8,135

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 28,	Ended August
	2023	31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$957	$1,406
Net realized gain on investment securities transactions	783	7,217
Net change in unrealized appreciation (depreciation) of investment securities	6,395	(58,231)
Net increase (decrease) in net assets resulting from operations	8,135	(49,608)

Distributions From:
Earnings	(1,063)	(4,897)
Net realized gains	(4,150)	—
Total distributions	(5,213)	(4,897)

Capital Transactions
Reinvestment of distributions	5,213	4,896
Amount paid for shares redeemed	—	(13)
Net increase in net assets resulting from capital transactions	5,213	4,883
Total Increase (Decrease) in Net Assets	8,135	(49,622)

Net Assets
Beginning of period	179,614	229,236
End of period	$187,749	$179,614

Share Transactions
Shares issued in reinvestment of distributions	479	317
Shares redeemed	—	(1)
Net increase in shares	479	316

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six				For the
	Months		For the	For the	Period
	Ended		Year Ended	Year Ended	Ended
	February		August 31,	August 31,	August 31,
	28, 2023		2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$11.69		$15.24	$11.20	$10.00

Investment operations:
Net investment income	0.06		0.09	0.07	0.01
Net realized and unrealized gain (loss)	0.44		(3.32)	4.00	1.19
Total from investment operations	0.50		(3.23)	4.07	1.20

Less distributions to shareholders from:
Net investment income	(0.07)		(0.07)	(0.03)	—
Net realized gains	(0.27)		(0.25)	—	—
Total distributions	(0.34)		(0.32)	(0.03)	—

Net asset value, end of period	$11.85		$11.69	$15.24	$11.20

Total Return(b)	4.53	% (c)	(21.68)%	36.46%	12.00	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$188		$180	$229	$168
Ratio of net expenses to average net assets	0.47	% (d)	0.47%	0.47%	0.47	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	89.04	% (d)	71.11%	74.51%	185.76	% (d)
Ratio of net investment income to average net assets	1.08	% (d)	0.67%	0.60%	0.60	% (d)
Portfolio turnover rate	15	% (c)	12%	9%	—	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements
February 28, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Fund seeks to outperform, net of fees and expenses, the S&P 500 Index as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties,

11

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 28, 2023, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes

12

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good

13

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

faith by the Adviser, as Valuation Designee, under oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. The Trust’s administrator maintains a pricing review committee that will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

14

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$185,613	$—	$—	$185,613
Money Market Funds	15,490	—	—	15,490
Total	$201,103	$—	$—	$201,103

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the Adviser earned management fees of $354 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board). For the six months ended February 28, 2023, the Adviser waived fees and reimbursed expenses in the amount of $78,299 for the Fund. At February 28, 2023, the Adviser owed the Fund $12,117.

15

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2023, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2023	$33,995
August 31, 2024	139,012
August 31, 2025	147,523
February 28, 2026	78,299

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending

16

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments, were $26,618 and $38,723, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2023.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$40,081
Gross unrealized depreciation	(14,681)
Net unrealized appreciation on investments	$25,400
Tax cost of investments	$175,703

The tax character of distributions paid for the fiscal year ended August 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$3,305
Long-term capital gains	1,592
Total distributions paid	$4,897

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

17

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

At August 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,136
Undistributed long-term capital gains	4,075
Unrealized appreciation on investments	19,005
Total accumulated earnings	$24,216

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2023, the Fund had 39.75% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2022	28, 2023	Period(a)	Ratio
Actual	$1,000.00	$1,045.30	$2.38	0.47%
Hypothetical(b)	$1,000.00	$1,022.46	$2.36	0.47%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

19

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with renewal of the management agreement.

The Trustees held a teleconference on February 15, 2023 to review and discuss materials provided by Fisher and the Trust’s CCO, which were compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2023, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the consistency of the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the Fund for periods ended December 31, 2022. The Trustees noted that the Fund had outperformed the medians of its peer group and Morningstar Large Growth category but underperformed its benchmark, the S&P 500 Index, for the one-year and since inception periods and the information Fisher provided with respect to performance. The Trustees noted that the Fund performed comparably to a composite of accounts managed by Fisher with a similar investment strategy to the Fund noting that the composite includes holdings acquired prior to the inception date of the Fund. Based upon the foregoing, the Trustees concluded the performance of the Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Fund. The Trustees noted that the management fee of the Fund is below the averages and

20

Investment Management Agreement Renewal (Unaudited) (continued)

medians of the Fund’s Morningstar category and peer group. The Trustees discussed that the Fund’s net expense ratio was also below the medians and averages of its Morningstar category and peer group. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Fund through at least December 31, 2027. The Trustees also noted that the management fee of the Fund is lower than the fee that Fisher charges to its comparable accounts.

The Trustees also considered a profitability analysis for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the current size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

21

PRIVACY NOTICE	Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintainyour account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

22

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

23

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President GwenethK. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 5525 NW Fisher Creek Drive Camas, WA 98607	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR UltimusFund Distributors, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT UltimusFund Solutions, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher2-SAR-23

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2023

Fisher Investments Institutional Group

Stock Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Stock Fund for Retirement Plans

Fisher Investments Institutional Group

Fixed Income Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Fixed Income Fund for Retirement Plans

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, Washington 98607

(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 28, 2023(a)

			Since
			Inception
Fund/Index	Six Months	One Year	(12/13/19)
Fisher Investments Institutional Group Stock Fund for Retirement Plans	8.58%	(8.50)%	8.15%
MSCI ACWI Investable Market Index(b)	3.58%	(8.07)%	5.64%

			Expense
			Ratios(c)
Gross			0.00%
With Applicable Waivers			0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2022. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

1

Investment Results (Unaudited) (continued)

Average Annual Total Returns as of February 28, 2023(a)

			Since
			Inception
Fund/Index	Six Months	One Year	(12/13/19)
Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans	8.78%	(8.07)%	8.18%
MSCI ACWI Investable Market Index(b)	3.58%	(8.07)%	5.64%

			Expense
			Ratios(c)
Gross			0.00%
With Applicable Waivers			0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2022. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Investment Results (Unaudited) (continued)

Average Annual Total Returns as of February 28, 2023(a)

			Since
			Inception
Fund/Index	Six Months	One Year	(12/13/19)
Fisher Investments Institutional Group Fixed Income Fund for
Retirement Plans	(2.66)%	(10.99)%	(2.64)%
ICE BofA U.S. Broad Market Index(b)	(2.28)%	(9.77)%	(2.50)%

			Expense
			Ratios(c)
Gross			0.01%
With Applicable Waivers			0.01%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE BofA U.S. Broad Market Index measures the performance of U.S. dollar-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2022 and represents acquired fund fees and expenses. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

3

Investment Results (Unaudited) (continued)

Average Annual Total Returns as of February 28, 2023(a)

			Since
			Inception
Fund/Index	Six Months	One Year	(12/13/19)
Fisher Investments Institutional Group ESG Fixed Income Fund
for Retirement Plans	(2.65)%	(11.30)%	(2.82)%
ICE BofA U.S. Broad Market Index(b)	(2.28)%	(9.77)%	(2.50)%

			Expense
			Ratios(c)
Gross			0.02%
With Applicable Waivers			0.02%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE BofA U.S. Broad Market Index measures the performance of U.S. dollar-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2022 and represents acquired fund fees and expenses. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

4

Fund Holdings (Unaudited)

Fisher Investments Institutional Group Stock Fund for Retirement Plans Holdings as of February 28, 2023.*

As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index.

5

Fund Holdings (Unaudited) (continued)

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans Holdings as of February 28, 2023.*

As a percentage of net assets.

The investment objective of the Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index.

6

Fund Holdings (Unaudited) (continued)

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans Holdings as of February 28, 2023.*

As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

7

Fund Holdings (Unaudited) (continued)

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans Holdings as of February 28, 2023.*

As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

Availability of Portfolio Schedule – (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

8

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.52%	Shares	Fair Value
Argentina — 1.26%
Consumer Discretionary — 1.26%
MercadoLibre, Inc.(a)	2	$2,440
Total Argentina		2,440

Australia — 0.87%
Energy — 0.05%
Woodside Energy Group Ltd.	4	97

Materials — 0.82%
BHP Group Ltd.	26	791
Rio Tinto Ltd.	10	785
		1,576
Total Australia		1,673

Brazil — 0.32%
Materials — 0.32%
Vale SA - ADR	38	621
Total Brazil		621

Canada — 2.05%
Industrials — 0.79%
Canadian Pacific Railway Ltd.	20	1,519

Materials — 1.26%
Hudbay Minerals, Inc.(a)	232	1,146
Lundin Mining Corp.	208	1,294
		2,440
Total Canada		3,959

China — 0.82%
Communications — 0.55%
Tencent Holdings Ltd. - ADR	24	1,055

Consumer Discretionary — 0.27%
Alibaba Group Holding Ltd. - ADR(a)	6	527
Total China		1,582

France — 3.97%
Consumer Discretionary — 1.07%
Kering SA - ADR	35	2,057

Energy — 0.84%
Total Energies SE	26	1,611

Financials — 0.84%
BNP Paribas SA	23	1,609

Health Care — 0.44%
Sanofi	9	846

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.52% - continued	Shares	Fair Value
France — 3.97% - continued
Technology — 0.78%
Dassault Systems SE	39	$1,509
Total France		7,632

Germany — 3.97%
Consumer Discretionary — 2.47%
adidas AG	12	1,798
Mercedes-Benz Group AG	28	2,152
Sixt SE	6	813
		4,763
Industrials — 1.50%
MTU Aero Engines AG	6	1,450
Siemens AG(a)	9	1,378
Siemens Energy AG(a)	4	80
		2,908
Total Germany		7,671

Hong Kong — 0.40%
Health Care — 0.40%
Sino Biopharmaceutical Ltd. - ADR	75	767
Total Hong Kong		767

India — 0.60%
Technology — 0.60%
Infosys Ltd. - ADR	65	1,166
Total India		1,166

Italy — 1.10%
Energy — 0.55%
Eni SpA	75	1,061

Financials — 0.55%
Intesa Sanpaolo SpA	390	1,057
Total Italy		2,118

Japan — 3.20%
Industrials — 3.20%
Daifuku Co. Ltd. - ADR	42	572
FANUC Corp. - ADR	99	1,681
SMC Corp. - ADR	98	2,491
Yaskawa Electric Corp. - ADR	18	1,418
		6,162
Total Japan		6,162

Korea (Republic of) — 2.21%
Financials — 0.42%
KB Financial Group, Inc.	21	816

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.52% - continued	Shares	Fair Value
Korea (Republic of) — 2.21% - continued
Technology — 1.79%
Samsung Electronics Co. Ltd. - GDR	3	$3,444
Total Korea (Republic of)		4,260

Netherlands — 3.24%
Financials — 0.68%
ING Groep NV	93	1,305

Technology — 2.56%
ASML Holding NV	8	4,943
Total Netherlands		6,248

Spain — 0.97%
Financials — 0.97%
Banco Bilbao Vizcaya Argentaria SA	142	1,108
Banco Santander SA	198	780
		1,888
Total Spain		1,888

Switzerland — 0.57%
Health Care — 0.57%
Novartis AG	13	1,094
Total Switzerland		1,094

Taiwan Province of China — 3.07%
Technology — 3.07%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	68	5,921
Total Taiwan Province of China		5,921

United Kingdom — 2.24%
Consumer Staples — 0.09%
Haleon PLC(a)	44	170

Energy — 1.30%
BP PLC	148	980
Shell PLC	50	1,526
		2,506
Health Care — 0.85%
AstraZeneca PLC	8	1,047
GSK PLC	35	600
		1,647
Total United Kingdom		4,323

United States — 67.66%
Communications — 4.78%
Alphabet, Inc., Class A(a)	53	4,773
Meta Platforms, Inc., Class A(a)	11	1,924
Netflix, Inc. (a)	3	966
Uber Technologies, Inc.(a)	29	965

See accompanying notes which are an integral part of these financial statements.

11

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.52% - continued	Shares	Fair Value
United States — 67.66% - continued
Communications — 4.78% - continued
Walt Disney Co. (The)(a)	6	$598
		9,226
Consumer Discretionary — 8.40%
Amazon.com, Inc.(a)	40	3,770
Autoliv, Inc.	19	1,759
Capri Holding Ltd.(a)	32	1,586
General Motors Co.	47	1,821
Home Depot, Inc. (The)	8	2,372
Starbucks Corp.	13	1,327
Toll Brothers, Inc.	27	1,618
Wynn Resorts Ltd.(a)	18	1,951
		16,204
Consumer Staples — 4.09%
Costco Wholesale Corp.	6	2,904
Procter & Gamble Co. (The)	13	1,789
Target Corp.	8	1,348
Walmart, Inc.	13	1,848
		7,889
Energy — 3.14%
Chevron Corp.	11	1,767
Exxon Mobil Corp.	12	1,319
Marathon Oil Corp.	45	1,132
Schlumberger Ltd.	34	1,809
Vitesse Energy Inc.(a)	2	35
		6,062
Financials — 8.00%
American Express Co.	13	2,262
Bank of America Corp.	25	858
BlackRock, Inc.	4	2,758
Goldman Sachs Group, Inc. (The)	5	1,758
Invesco Ltd.	52	918
Jefferies Financial Group, Inc.	25	945
JPMorgan Chase & Co.	14	2,006
Morgan Stanley	29	2,799
T. Rowe Price Group, Inc.	10	1,123
		15,427
Health Care — 8.18%
Abbott Laboratories	9	915
Align Technology, Inc.(a)	7	2,166
Danaher Corp.	5	1,238
Edwards LifeSciences Corp.(a)	9	724
Eli Lilly & Co.	8	2,490
Exact Sciences Corp.(a)	14	873
Intuitive Surgical, Inc.(a)	9	2,064
Merck & Co., Inc.	13	1,381
PTC Therapeutics, Inc.(a)	15	655

See accompanying notes which are an integral part of these financial statements.

12

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.52% - continued	Shares	Fair Value
United States — 67.66% - continued
Health Care — 8.18% - continued
Sarepta Therapeutics, Inc.(a)	5	$611
Stryker Corp.	6	1,577
Thermo Fisher Scientific, Inc.	2	1,084
		15,778
Industrials — 7.41%
A.O. Smith Corp.	23	1,509
AeroVironment, Inc.(a)	14	1,200
Boeing Co. (The)(a)	10	2,016
Carrier Global Corp.	6	270
Cummins, Inc.	8	1,945
Deere & Co.	4	1,677
IDEX Corp.	7	1,575
Lennox International, Inc.	7	1,784
Otis Worldwide Corp.	3	254
Raytheon Technologies Corp.	6	589
Rockwell Automation, Inc.	5	1,475
		14,294
Materials — 1.35%
Cleveland-Cliffs, Inc. (a)	69	1,471
Materion Corp.	10	1,117
		2,588
Technology — 22.31%
Adobe, Inc.(a)	5	1,620
Advanced Micro Devices, Inc.(a)	17	1,336
Apple, Inc.	55	8,108
Autodesk, Inc.(a)	6	1,192
Block, Inc., Class A(a)	12	921
DocuSign, Inc.(a)	15	920
Intuit, Inc.	2	814
MasterCard, Inc., Class A	5	1,776
Microsoft Corp.	26	6,486
NVIDIA Corp.	44	10,214
Oracle Corp.	22	1,924
Paycom Software, Inc.(a)	6	1,734
PayPal Holdings, Inc.(a)	13	957
salesforce.com, Inc.(a)	9	1,472
ServiceNow, Inc.(a)	2	864
Visa, Inc., Class A	10	2,200
Zoom Video Communications, Inc., Class A(a)	7	522
		43,060
Total United States		130,528
Total Common Stocks — (Cost $160,630)		190,053

See accompanying notes which are an integral part of these financial statements.

13

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.52% - continued	Shares	Fair Value
MONEY MARKET FUNDS — 1.35%
First American Government Obligations Fund, Class X, 4.37%(b)	2,605	$2,605
Total Money Market Funds (Cost $2,605)		2,605

Total Investments — 99.87% (Cost $163,235)		192,658
Other Assets in Excess of Liabilities — 0.13%		256
NET ASSETS — 100.00%		$192,914

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

ADR - American Depositary Receipt

GDR- Global Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

14

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 99.00%	Shares	Fair Value
Argentina — 1.26%
Consumer Discretionary — 1.26%
MercadoLibre, Inc.(a)	2	$2,440
Total Argentina		2,440

Australia — 0.89%
Materials — 0.89%
Rio Tinto Ltd.	22	1,727
Total Australia		1,727

Canada — 1.40%
Industrials — 0.67%
Canadian Pacific Railway Ltd.	17	1,291

Materials — 0.73%
Hudbay Minerals Inc.(a)	158	784
Lundin Mining Corp.	100	622
		1,406
Total Canada		2,697

China — 0.70%
Communications — 0.43%
Tencent Holdings Ltd. - ADR	19	835

Consumer Discretionary — 0.27%
Alibaba Group Holding Ltd. - ADR(a)	6	527
Total China		1,362

Colombia — 0.67%
Energy — 0.67%
Ecopetrol SA - ADR	116	1,286
Total Colombia		1,286

France — 3.98%
Consumer Discretionary — 1.00%
Kering SA - ADR	33	1,939

Financials — 0.84%
BNP Paribas SA	23	1,610

Health Care — 0.54%
Sanofi	11	1,034

Technology — 1.60%
Dassault Systems SE	80	3,096
Total France		7,679

Germany — 2.83%
Consumer Discretionary — 1.92%
adidas AG	8	1,199
Mercedes-Benz Group AG	22	1,691

See accompanying notes which are an integral part of these financial statements.

15

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 99.00% - continued	Shares	Fair Value
Germany — 2.83% - continued
Consumer Discretionary — 1.92% - continued
Sixt SE	6	$813
		3,703
Industrials — 0.91%
Siemens AG(a)	11	1,684
Siemens Energy AG(a)	4	80
		1,764
Total Germany		5,467

Hong Kong — 0.40%
Health Care — 0.40%
Sino Biopharmaceutical Ltd. - ADR	76	777
Total Hong Kong		777

India — 0.44%
Technology — 0.44%
Infosys Ltd. - ADR	47	843
Total India		843

Italy — 0.98%
Energy — 0.45%
Eni SpA	61	863

Financials — 0.53%
Intesa Sanpaolo SpA	380	1,030
Total Italy		1,893

Japan — 2.22%
Industrials — 2.22%
Daifuku Co. Ltd. - ADR	43	586
FANUC Corp. - ADR	92	1,562
Yaskawa Electric Corp. - ADR	27	2,126
		4,274
Total Japan		4,274

Korea (Republic of) — 1.65%
Financials — 0.46%
KB Financial Group, Inc.	23	893

Technology — 1.19%
Samsung Electronics Co. Ltd. - GDR	2	2,296
Total Korea (Republic of)		3,189

Netherlands — 2.56%
Technology — 2.56%
ASML Holding NV	8	4,943
Total Netherlands		4,943

See accompanying notes which are an integral part of these financial statements.

16

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 99.00% - continued	Shares	Fair Value
Spain — 0.97%
Financials — 0.97%
Banco Bilbao Vizcaya Argentaria SA	137	$1,069
Banco Santander SA	208	819
		1,888
Total Spain		1,888

Switzerland — 0.74%
Industrials — 0.74%
ABB Ltd.	41	1,362
Accelleron Industries Ltd.(a)	2	49
		1,411
Total Switzerland		1,411

Taiwan Province of China — 3.02%
Technology — 3.02%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67	5,834
Total Taiwan Province of China		5,834

United Kingdom — 4.02%
Consumer Staples — 0.67%
Unilever PLC	26	1,298

Energy — 1.64%
BP PLC	479	3,172

Health Care — 0.68%
AstraZeneca PLC	10	1,309

Materials — 1.03%
Antofagasta PLC	105	1,983
Total United Kingdom		7,762

United States — 70.27%
Communications — 6.16%
Alphabet, Inc., Class A(a)	80	7,204
Meta Platforms, Inc., Class A(a)	11	1,924
Netflix, Inc.(a)	4	1,289
Uber Technologies, Inc.(a)	26	865
Walt Disney Co. (The)(a)	6	598
		11,880
Consumer Discretionary — 5.19%
Amazon.com, Inc.(a)	43	4,052
Autoliv, Inc.	10	926
Capri Holding Ltd.(a)	15	744
Home Depot, Inc. (The)	8	2,372
NIKE, Inc., Class B	8	950
Toll Brothers, Inc.	16	959
		10,003
Consumer Staples — 3.96%
Costco Wholesale Corp.	5	2,421

See accompanying notes which are an integral part of these financial statements.

17

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 99.00% - continued	Shares	Fair Value
United States — 70.27% - continued
Consumer Staples — 3.96% - continued
PepsiCo, Inc.	11	$1,909
Procter & Gamble Co. (The)	14	1,926
Target Corp.	4	674
Walmart, Inc.	5	711
		7,641
Energy — 3.34%
Exxon Mobil Corp.	39	4,286
Schlumberger Ltd.	40	2,128
Vitesse Energy Inc.(a)	2	35
		6,449
Financials — 7.51%
American Express Co.	14	2,436
Bank of America Corp.	20	686
BlackRock, Inc.	4	2,758
Goldman Sachs Group, Inc. (The)	5	1,758
Jefferies Financial Group, Inc.	20	756
JPMorgan Chase & Co.	14	2,006
Morgan Stanley	26	2,509
T. Rowe Price Group, Inc.	14	1,572
		14,481
Health Care — 10.69%
Abbott Laboratories	9	915
Align Technology, Inc.(a)	7	2,167
Danaher Corp.	5	1,238
Edwards LifeSciences Corp.(a)	9	724
Eli Lilly & Co.	13	4,046
Exact Sciences Corp.(a)	17	1,060
Intuitive Surgical, Inc.(a)	9	2,065
Merck & Co., Inc.	19	2,019
PTC Therapeutics, Inc.(a)	14	611
Sarepta Therapeutics, Inc.(a)	5	611
Stryker Corp.	6	1,577
Thermo Fisher Scientific, Inc.	4	2,166
Vertex Pharmaceuticals, Inc.(a)	5	1,451
		20,650
Industrials — 4.94%
A.O. Smith Corp.	17	1,116
Cummins, Inc.	4	972
Deere & Co.	4	1,677
HEICO Corp.	10	1,656
Lennox International, Inc.	3	764
Rockwell Automation, Inc.	9	2,654
Xylem, Inc.	7	719
		9,558

See accompanying notes which are an integral part of these financial statements.

18

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 99.00% - continued	Shares	Fair Value
United States — 70.27% - continued
Materials — 0.86%
Cleveland-Cliffs, Inc. (a)	78	$1,664

Technology — 27.62%
Adobe, Inc.(a)	10	3,240
Advanced Micro Devices, Inc.(a)	19	1,493
Apple, Inc.	66	9,729
Autodesk, Inc.(a)	7	1,391
Block, Inc., Class A(a)	12	921
DocuSign, Inc.(a)	12	736
Intuit, Inc.	2	814
MasterCard, Inc., Class A	7	2,487
Microsoft Corp.	35	8,731
NVIDIA Corp.	44	10,215
Oracle Corp.	41	3,583
Paycom Software, Inc.(a)	6	1,734
PayPal Holdings, Inc.(a)	12	883
salesforce.com, Inc.(a)	17	2,781
ServiceNow, Inc.(a)	2	864
Visa, Inc., Class A	15	3,299
Zoom Video Communications, Inc., Class A(a)	6	448
		53,349
Total United States		135,675

Total Common Stocks — (Cost $156,385)		191,147

MONEY MARKET FUNDS — 0.87%
First American Government Obligations Fund, Class X, 4.37%(b)	1,681	1,681
Total Money Market Funds (Cost $1,681)		1,681

Total Investments — 99.87% (Cost $158,066)		192,828
Other Assets in Excess of Liabilities — 0.13%		258
NET ASSETS — 100.00%		$193,086

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

19

Fisher Investments Institutional Group Fixed Income Fund For Retirement Plans
Schedule of Investments
February 28, 2023 - (Unaudited)

	Principal
CORPORATE BONDS — 30.14%	Amount	Fair Value
Communications — 3.39%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$93,232

Consumer Staples — 3.81%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	104,948

Financials — 6.87%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	92,383
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	96,551
		188,934
Health Care — 2.57%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	70,792

Industrials — 2.88%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	79,165

Real Estate — 4.30%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031	150,000	118,403

Technology — 6.32%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	82,386
Oracle Corp., 3.25%, 11/15/2027	100,000	91,539
		173,925
Total Corporate Bonds (Cost $973,094)		829,399

U.S. GOVERNMENT & AGENCIES — 35.45%
United States Treasury Note, 1.50%, 9/30/2024	109,700	103,928
United States Treasury Note, 1.50%, 2/15/2025	254,000	238,363
United States Treasury Note, 2.63%, 2/15/2029	301,100	277,118
United States Treasury Note, 4.50%, 2/15/2036	334,000	356,349
Total U.S. Government & Agencies (Cost $1,111,686)		975,758

	Shares
EXCHANGE-TRADED FUNDS — 32.59%
iShares Broad USD High Yield Corporate Bond ETF	11,815	413,170
iShares MBS ETF	5,201	483,745
Total Exchange-Traded Funds (Cost $986,641)		896,915

MONEY MARKET FUNDS — 1.72%
First American Government Obligations Fund, Class X, 4.37%(a)	47,435	47,435
Total Money Market Funds (Cost $47,435)		47,435

Total Investments — 99.90% (Cost $3,118,854)		2,749,507
Other Assets in Excess of Liabilities — 0.10%		2,748
NET ASSETS — 100.00%		$2,752,255

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

20

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Schedule of Investments
February 28, 2023 - (Unaudited)

	Principal
CORPORATE BONDS — 29.59%	Amount	Fair Value
Communications — 3.41%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$93,232

Consumer Staples — 3.84%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	104,948

Financials — 6.89%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	92,383
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	96,551
		188,934
Health Care — 2.59%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	70,792

Industrials — 2.89%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	79,165

Real Estate — 3.61%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031	125,000	98,669

Technology — 6.36%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	82,386
Oracle Corp., 3.25%, 11/15/2027	100,000	91,539
		173,925
Total Corporate Bonds (Cost $952,899)		809,665

U.S. GOVERNMENT & AGENCIES — 35.46%
United States Treasury Note, 1.50%, 9/30/2024	109,900	104,117
United States Treasury Note, 1.50%, 2/15/2025	261,000	244,932
United States Treasury Note, 2.63%, 2/15/2029	286,700	263,865
United States Treasury Note, 4.50%, 2/15/2036	335,000	357,417
Total U.S. Government & Agencies (Cost $1,104,201)		970,331

	Shares
EXCHANGE-TRADED FUNDS — 33.14%
iShares MBS ETF	5,156	479,559
Nuveen ESG High Yield Corporate Bond ETF	20,911	427,212
Total Exchange-Traded Funds (Cost $1,006,044)		906,771

MONEY MARKET FUNDS — 1.79%
First American Government Obligations Fund, Class X, 4.37%(a)	48,907	48,907
Total Money Market Funds (Cost $48,907)		48,907

Total Investments — 99.98% (Cost $3,112,051)		2,735,674
Other Assets in Excess of Liabilities — 0.02%		585
NET ASSETS — 100.00%		$2,736,259

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

21

Fisher Investments Institutional Group Fund Family
Statements of Assets and Liabilities
February 28, 2023 - (Unaudited)

	Fisher Investments Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Assets
Investments in securities at value (cost $163,235, $158,066, $3,118,854 and $3,112,051)	$192,658	$192,828	$2,749,507	$2,735,674
Receivable for investments sold	—	—	166,627	170,900
Dividends and interest receivable	256	258	11,105	11,045
Total Assets	192,914	193,086	2,927,239	2,917,619
Liabilities
Bank overdraft	—	—	37,330	44,120
Payable for investments purchased	—	—	137,654	137,240
Total Liabilities	—	—	174,984	181,360
Net Assets	$192,914	$193,086	$2,752,255	$2,736,259
Net Assets consist of:
Paid-in capital	$158,148	$157,696	$3,224,384	$3,222,897
Accumulated earnings (deficits)	34,766	35,390	(472,129)	(486,638)
Net Assets	$192,914	$193,086	$2,752,255	$2,736,259
Shares outstanding (unlimited number of shares authorized, no par value)	15,645	15,610	323,178	323,110
Net asset value (“NAV”) and offering price per share	$12.33	$12.37	$8.52	$8.47

See accompanying notes which are an integral part of these financial statements.

22

Fisher Investments Institutional Group Fund Family
Statements of Operations
For the six months ended February 28, 2023 - (Unaudited)

	Fisher Investments Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Investment Income
Dividend income	$1,294	$1,179	$17,118	$17,598
Interest income	—	—	23,495	23,312
Foreign dividend taxes withheld	(115)	(84)	—	—
Total investment income	1,179	1,095	40,613	40,910
Net investment income	1,179	1,095	40,613	40,910
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	6,988	2,543	(94,286)	(95,211)
Net realized loss on foreign currency translations	(3)	(1)	—	—
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	7,089	12,008	(22,129)	(21,179)
Net realized and change in unrealized gain (loss) on investments and foreign currency	14,074	14,550	(116,415)	(116,390)
Net increase (decrease) in net assets resulting from operations	$15,253	$15,645	$(75,802)	$(75,480)

See accompanying notes which are an integral part of these financial statements.

23

Fisher Investments Institutional Group Fund Family
Statements of Changes in Net Assets
February 28, 2023 - (Unaudited)

	Fisher Investments		Fisher Investments
	Institutional Group Stock		Institutional Group ESG Stock
	Fund for Retirement Plans		Fund for Retirement Plans
	For the Six		For the Six
	Months		Months
	Ended	For the Year	Ended	For the Year
	February 28,	Ended August	February 28,	Ended August
	2023	31, 2022	2023	31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,179	$2,846	$1,095	$2,846
Net realized gain (loss) on investment securities transactions and foreign currency translations	6,985	(837)	2,542	(715)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	7,089	(53,752)	12,008	(52,521)
Net increase (decrease) in net assets resulting from operations	15,253	(51,743)	15,645	(50,390)
Earnings	(3,263)	(2,617)	(2,881)	(2,359)
Total distributions	(3,263)	(2,617)	(2,881)	(2,359)
Capital Transactions
Reinvestment of distributions	3,263	2,617	2,881	2,359
Amount paid for shares redeemed	—	(14)	—	(13)
Net increase in net assets resulting from capital transactions	3,263	2,603	2,881	2,346
Total Increase (Decrease) in Net Assets	15,253	(51,757)	15,645	(50,403)
Net Assets
Beginning of period	177,661	229,418	177,441	227,844
End of period	$192,914	$177,661	$193,086	$177,441
Share Transactions
Shares issued in reinvestment of distributions	290	174	255	157
Shares redeemed	—	(1)	—	(1)
Net increase in shares outstanding	290	173	255	156

See accompanying notes which are an integral part of these financial statements.

24

Fisher Investments Institutional Group Fund Family
Statements of Changes in Net Assets (continued)
February 28, 2023 - (Unaudited)

	Fisher Investments		Fisher Investments
	Institutional Group Fixed		Institutional Group ESG Fixed
	Income Fund for Retirement Plans		Income Fund for Retirement Plans
	For the Six		For the Six
	Months		Months
	Ended	For the Year	Ended	For the Year
	February 28,	Ended August	February 28,	Ended August
	2023	31, 2022	2023	31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$40,613	$57,359	$40,910	$57,021
Net realized loss on investment securities transactions and foreign currency translations	(94,286)	(22,424)	(95,211)	(20,538)
Net change in unrealized depreciation of investment securities and foreign currency translations	(22,129)	(442,415)	(21,179)	(451,545)
Net decrease in net assets resulting from operations	(75,802)	(407,480)	(75,480)	(415,062)
Earnings	(67,327)	(56,411)	(68,072)	(53,329)
Total distributions	(67,327)	(56,411)	(68,072)	(53,329)
Capital Transactions
Reinvestment of distributions	67,327	56,411	68,072	53,329
Amount paid for shares redeemed	—	(9)	—	(9)
Net increase in net assets resulting from capital transactions	67,327	56,402	68,072	53,320
Total Decrease in Net Assets	(75,802)	(407,489)	(75,480)	(415,071)
Net Assets
Beginning of period	2,828,057	3,235,546	2,811,739	3,226,810
End of period	$2,752,255	$2,828,057	$2,736,259	$2,811,739
Share Transactions
Shares issued in reinvestment of distributions	7,828	5,569	7,962	5,275
Shares redeemed	—	(1)	—	(1)
Net increase in shares outstanding	7,828	5,568	7,962	5,274

See accompanying notes which are an integral part of these financial statements.

25

Fisher Investments Institutional Group Stock Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.57		$15.11	$11.58	$10.00
Investment operations:
Net investment income	0.07		0.18	0.17	0.10
Net realized and unrealized gain (loss)	0.90		(3.55)	3.51	1.48
Total from investment operations	0.97		(3.37)	3.68	1.58
Less distributions to shareholders from:
Net investment income	(0.18)		(0.17)	(0.15)	—
Net realized gains	(0.03)		—	—	—
Total distributions	(0.21)		(0.17)	(0.15)	—
Net asset value, end of period	$12.33		$11.57	$15.11	$11.58
Total Return(b)	8.58	% (c)	(22.55)%	32.06%	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$193		$178	$229	$174
Ratio of net investment income to average net assets	1.32	% (d)	1.37%	1.27%	1.44	% (d)
Portfolio turnover rate	15	% (c)	11%	1%	12	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

26

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.56		$14.98	$11.58	$10.00
Investment operations:
Net investment income	0.07		0.19	0.16	0.12
Net realized and unrealized gain (loss)	0.93		(3.45)	3.40	1.46
Total from investment operations	1.00		(3.26)	3.56	1.58
Less distributions to shareholders from:
Net investment income	(0.19)		(0.16)	(0.16)	—
Total distributions	(0.19)		(0.16)	(0.16)	—
Net asset value, end of period	$12.37		$11.56	$14.98	$11.58
Total Return(b)	8.78	% (c)	(22.03)%	31.07%	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$193		$177	$228	$174
Ratio of net investment income to average net assets	1.23	% (d)	1.37%	1.23%	1.64	% (d)
Portfolio turnover rate	6	% (c)	10%	1%	15	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

27

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.97		$10.44	$10.53	$10.00
Investment operations:
Net investment income	0.12		0.18	0.21	0.18
Net realized and unrealized gain (loss)	(0.36)		(1.47)	0.04	0.35
Total from investment operations	(0.24)		(1.29)	0.25	0.53
Less distributions to shareholders from:
Net investment income	(0.21)		(0.18)	(0.27)	—
Net realized gains	—		— (b)	(0.07)	—
Total distributions	(0.21)		(0.18)	(0.34)	—
Net asset value, end of period	$8.52		$8.97	$10.44	$10.53
Total Return(c)	(2.66	)% (d)	(12.54)%	2.38%	5.30	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,752		$2,828	$3,236	$3,160
Ratio of net investment income to average net assets	2.97	% (e)	1.89%	2.00%	2.51	% (e)
Portfolio turnover rate	14	% (d)	32%	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

28

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.92		$10.41	$10.54	$10.00
Investment operations:
Net investment income	0.13		0.18	0.21	0.18
Net realized and unrealized gain (loss)	(0.36)		(1.50)	— (b)	0.36
Total from investment operations	(0.23)		(1.32)	0.21	0.54
Less distributions to shareholders from:
Net investment income	(0.22)		(0.17)	(0.27)	—
Net realized gains	—		— (b)	(0.07)	—
Total distributions	(0.22)		(0.17)	(0.34)	—
Net asset value, end of period	$8.47		$8.92	$10.41	$10.54
Total Return(c)	(2.65	)% (d)	(12.85)%	2.02%	5.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,736		$2,812	$3,227	$3,162
Ratio of net investment income to average net assets	3.01	% (e)	1.88%	1.99%	2.46	% (e)
Portfolio turnover rate	14	% (d)	33%	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

29

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements
February 28, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to seek to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are

30

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 28, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

31

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

32

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. The Trust’s administrator maintains a pricing review committee that will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

33

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser as Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

34

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2023:

Stock Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$189,286	$767	$—	$190,053
Money Market Funds	2,605	—	—	2,605
Total	$191,891	$767	$—	$192,658

ESG Stock Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$190,370	$777	$—	$191,147
Money Market Funds	1,681	—	—	1,681
Total	$192,051	$777	$—	$192,828

Fixed Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$829,399	$—	$829,399
U.S. Government & Agencies	—	975,758	—	975,758
Exchange-Traded Funds	896,915	—	—	896,915
Money Market Funds	47,435	—	—	47,435
Total	$944,350	$1,805,157	$—	$2,749,507

ESG Fixed Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$809,665	$—	$809,665
U.S. Government & Agencies	—	970,331	—	970,331
Exchange-Traded Funds	906,771	—	—	906,771
Money Market Funds	48,907	—	—	48,907
Total	$955,678	$1,779,996	$—	$2,735,674

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired

35

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

36

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Purchases	$26,222	$10,370	$218,214	$197,660
Sales	27,045	10,002	—	—
U.S. Government Purchases	—	—	238,442	245,014
U.S. Government Sales	—	—	367,565	371,623

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, the Adviser owned 100% of outstanding shares of each of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund. As a result, the Adviser may be deemed to control each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Gross unrealized appreciation	$40,802	$46,015	$—	$—
Gross unrealized depreciation	(11,379)	(11,253)	(367,446)	(374,491)
Net unrealized appreciation (depreciation) on investments	29,423	34,762	(367,446)	(374,491)
Tax cost of investments	$163,235	$158,066	$3,116,953	$3,110,165

The tax character of distributions paid for the fiscal year ended August 31, 2022, the Funds’ most recent fiscal year end, was as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Distributions paid from:
Ordinary income(a)	$2,617	$2,359	$56,361	$53,329
Long-term capital gains	—	—	50	—
Total distributions paid	$2,617	$2,359	$56,411	$53,329

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

37

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

At August 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Undistributed ordinary income	$2,025	$2,184	$38,741	$38,639
Accumulated capital and other losses	(1,584)	(2,314)	(22,424)	(28,414)
Unrealized appreciation (depreciation) on investments	22,335	22,756	(345,317)	(353,311)
Total accumulated earnings (deficit)	$22,776	$22,626	$(329,000)	$(343,086)

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2023, the Stock Fund and ESG Stock Fund had 31.12% and 36.43%, respectively, of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

38

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2022	28, 2023	Period(a)	Ratio
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Actual	$1,000.00	$1,085.80	$—	—%
Hypothetical(b)	$1,000.00	$1,024.79	$—	—%

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Actual	$1,000.00	$1,087.80	$—	—%
Hypothetical(b)	$1,000.00	$1,024.79	$—	—%

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$973.40	$—	—%
Hypothetical(b)	$1,000.00	$1,024.79	$—	—%

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$973.50	$—	—%
Hypothetical(b)	$1,000.00	$1,024.79	$—	—%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

39

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Funds and, as required by law, considered the approval of the continuance of the Funds’ management agreement with their investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the renewal of the management agreement.

The Trustees held a teleconference on February 15, 2023 to review and discuss materials provided by Fisher and the Trust’s CCO, which were compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2023, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ continuance of the Funds’ management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Funds, which include, but are not limited to, providing a continuous investment program for the Funds, adhering to the Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Funds’ portfolios, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Funds. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Funds. The Trustees concluded that they were impressed with the consistent nature, extent, and quality of investment management services provided by Fisher to each of the Funds.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of each Fund for periods ended December 31, 2022. The Trustees noted that the Stock Fund and ESG Stock Fund had outperformed the medians of their Morningstar Global Large Stock Growth category and peer group for the one- and three-year and since inception periods. The Trustees noted that the ESG Stock Fund had also outperformed its benchmark, the MSCI ACWI IMI Index, for the three-year and since inception periods but underperformed for the one-year period. The Trustees further noted that the Stock Fund underperformed its benchmark, the MSCI ACWI IMI Index, across all periods. They further reflected upon Fisher representations regarding its stock selections and that they expect to be rewarded for conviction in the long term. The Trustees also noted that for the one-

40

Investment Management Agreement Renewal (Unaudited) (continued)

and three-year periods the Stock Fund and ESG Stock Fund underperformed a composite of accounts managed by Fisher with similar investment strategies to the Funds. The Trustees considered Fisher’s explanation that underperformance relative to the composite accounts was attributable to country allocation and the fact that the composite accounts include holdings acquired prior to the inception date of the Funds.

The Trustees noted that the Fixed Income Fund and ESG Fixed Income Fund underperformed the medians of their Morningstar Intermediate Core Bond category and peer group for the one- and three-year and since inception periods. The Trustees noted that the Fixed Income Fund and the ESG Fixed Income Fund had also underperformed their benchmark, the ICE BofA U.S. Broad Market Index, for all periods. Fisher noted an overweight to and selection within corporate debt was the largest drivers of relative return, driven by Investment Grade. Conversely, selection within Sovereign bonds detracted, as long duration bonds underperformed with rising rates. The Trustees noted that Fisher does not manage a comparable composite to these Funds.

Based upon the foregoing, the Trustees concluded the performance of each Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for each Fund. The Trustees noted that, with respect to the Stock Fund, Fixed Income Fund, ESG Stock Fund and ESG Fixed Income Fund, Fisher does not charge a management fee at the fund level, but that shareholders (retirement plans, plan sponsors, and/or plan participants) would pay a program fee, which fee would be for both investment management services and the retirement plan platform, including ERISA fiduciary services. The Trustees considered that the program fee, which includes fees for the retirement plan platform, is below the median and close to the average management fee charged to funds in the Morningstar category for the Stock Fund and ESG Stock Fund and above the medians and averages for the Fixed Income Fund and the ESG Fixed Income Fund. The Trustees also considered that Fisher pays the operating expenses of each Fund, which would result in an estimated net fees, including the typical program fee, substantially below the average and median net management fees in each Fund’s Morningstar category.

The Trustees also considered profitability analysis for each Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing any of the Funds. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Funds. The Trustees concluded that the management fees represent reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Funds.

(iv) Economies of Scale. Because the Funds are not charged a management fee, the Trustees determined that Fisher is not making a profit and that economies of scale are not a consideration at this time.

41

PRIVACY NOTICE	Rev: January 2020

FACTS	WHAT DO THE FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

42

Who we are
Who is providing this notice?	Fisher Investments Institutional Group Fund Family Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Funds do not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Funds don’t jointly market.

43

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President GwenethK. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 5525 NW Fisher Creek Drive Camas, WA 98607	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR UltimusFund Distributors, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT UltimusFund Solutions, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher4-SAR-23

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2023

Fisher Investments Institutional Group

U.S. Small Cap Equity Fund

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, Washington 98607

(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 28, 2023(a)
			Since
			Inception
Fund/Index	Six Months	One Year	(7/17/20)
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	7.99%	(10.89)%	8.78%
Russell 2000 Index(b)	3.63%	(6.02)%	11.46%

			Expense
			Ratios(c)
Gross			72.50%
With Applicable Fee Waivers and Expense Reimbursements			0.75%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000 Index (“Russell Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Russell Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2022. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense

1

Investment Results (Unaudited) (continued)

payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2023 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Fisher Investments Institutional Group U.S. Small Cap Equity Fund Holdings as of February 28, 2023*

*	As a percentage of net assets.

The Fund seeks to outperform, net of fees and expenses, the return of the Russell 2000 Index as its investment objective.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

3

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.65%	Shares	Fair Value
Communications — 0.57%
8X8, Inc.(a)	199	$1,059
Consumer Discretionary — 18.56%
Abercrombie & Fitch Co., Class A(a)	56	1,647
Builders FirstSource, Inc.(a)	62	5,255
Freshpet, Inc.(a)	44	2,736
Gap, Inc. (The)	95	1,236
Goodyear Tire & Rubber Co. (The)(a)	69	784
Hibbett, Inc.	19	1,367
M.D.C. Holdings, Inc.	32	1,184
M/I Homes, Inc.(a)	39	2,256
National Vision Holdings, Inc.(a)	34	1,270
Papa John’s International, Inc.	32	2,687
Pool Corp.	5	1,784
Revolve Group, Inc.(a)	96	2,600
Scotts Miracle-Gro Co. (The)	14	1,155
Shake Shack, Inc., Class A(a)	32	1,785
Six Flags Entertainment Corp.(a)	68	1,795
Taylor Morrison Home Corp.(a)	36	1,290
Thor Industries, Inc.	11	1,001
Upbound Group, Inc.	31	832
Urban Outfitters, Inc. (a)	40	1,078
Wolverine World Wide, Inc.	58	972
		34,714
Consumer Staples — 0.87%
Boston Beer Company, Inc. (The), Class A(a)	5	1,619

Energy — 4.87%
ChampionX Corp.	130	3,974
Helmerich & Payne, Inc.	12	505
Oceaneering International, Inc.(a)	99	2,068
Ovintiv, Inc.	60	2,566
		9,113
Financials — 10.55%
Cadence Bank	71	1,885
Evercore Partners, Inc., Class A	19	2,492
First Merchants Corp.	56	2,291
Focus Financial Partners, Inc., Class A(a)	46	2,385
Independent Bank Corp.	23	1,833
Moelis & Co., Class A	39	1,670
Piper Sandler Cos.	18	2,719
Stifel Financial Corp.	26	1,738
SVB Financial Group(a)	5	1,441
Umpqua Holdings Corp.	73	1,289
		19,743
Health Care — 20.85%
Agios Pharmaceuticals, Inc.(a)	45	1,139
Align Technology, Inc.(a)	11	3,405

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.65% - continued	Shares	Fair Value
Health Care — 20.85% - continued
Alkermes PLC(a)	14	$374
Anika Therapeutics(a)	82	2,599
Avid Bioservices, Inc.(a)	47	774
BioCryst Pharmaceuticals, Inc.(a)	74	655
Charles River Laboratories International, Inc.(a)	5	1,097
CONMED Corp.	55	5,289
Exact Sciences Corp.(a)	29	1,808
Haemonetics Corp.(a)	41	3,189
Halozyme Therapeutics, Inc.(a)	17	816
ImmunoGen, Inc.(a)	231	896
Ironwood Pharmaceuticals, Inc.(a)	85	958
Ligand Pharmaceuticals, Inc., Class B(a)	13	938
Medpace Holdings, Inc.(a)	15	2,908
Myriad Genetics, Inc.(a)	55	1,041
NanoString Technologies, Inc.(a)	73	712
Neurocrine Biosciences Inc.(a)	6	619
OmniAb, Inc. - Earnout Shares(a)	4	—
OmniAb, Inc. - Earnout Shares(a)	4	—
PTC Therapeutics, Inc.(a)	33	1,441
Shockwave Medical, Inc.(a)	4	761
Twist Bioscience Corp.(a)	29	564
Vericel Corp.(a)	38	1,156
WillScot Mobile Mini Holdings Corp.(a)	114	5,860
		38,999
Industrials — 14.33%
Advanced Energy Industries, Inc.	47	4,375
Alarm.com Holdings, Inc.(a)	36	1,830
Cactus, Inc., Class A	83	3,813
Casella Waste Systems, Inc., Class A(a)	31	2,412
Chart Industries, Inc.(a)	18	2,403
Columbus McKinnon Corp.	57	2,116
H&E Equipment Services, Inc.	47	2,609
HEICO Corp.	6	993
Lincoln Electric Holdings, Inc.	14	2,351
Mercury Systems, Inc.(a)	32	1,675
Montrose Environmental Group Inc.(a)	46	2,240
		26,817
Materials — 5.68%
Alcoa Corp.	56	2,740
Cleveland-Cliffs, Inc. (a)	100	2,133
Steel Dynamics, Inc.	15	1,892
UFP Industries, Inc.	26	2,224
Worthington Industries, Inc.	27	1,632
		10,621
Real Estate — 0.98%
Macerich Co. (The)	153	1,828

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 98.65% - continued	Shares	Fair Value
Technology — 21.39%
Allscripts Healthcare Solutions, Inc.(a)	261	$4,335
Alteryx, Inc., Class A(a)	44	2,874
Azenta, Inc.(a)	27	1,185
Box, Inc., Class A(a)	34	1,134
Cerence, Inc.(a)	32	876
Ceridian HCM Holding, Inc.(a)	16	1,167
Diodes, Inc.(a)	62	5,685
Donnelley Financial Solutions, Inc.(a)	38	1,608
Dropbox, Inc., Class A(a)	38	775
Five9, Inc.(a)	8	528
Knowles Corp.(a)	112	1,902
LivePerson, Inc.(a)	58	587
Manhattan Associates, Inc.(a)	6	863
Momentive Global, Inc.(a)	203	1,401
Omnicell, Inc.(a)	22	1,198
Paycom Software, Inc.(a)	6	1,734
Paylocity Holdings Corp.(a)	34	6,549
Pegasystems, Inc.	14	649
Qualys, Inc.(a)	6	709
SPS Commerce, Inc.(a)	7	1,054
Synaptics, Inc.(a)	7	823
Tenable Holdings, Inc.(a)	14	619
Vicor Corp.(a)	38	1,786
		40,041
Total Common Stocks (Cost $170,213)		184,554

MONEY MARKET FUNDS - 8.34%
First American Government Obligations Fund, Class X, 4.37%(b)	15,609	15,609
Total Money Market Funds (Cost $15,609)		15,609

Total Investments — 106.99% (Cost $185,822)		200,163

Liabilities in Excess of Other Assets — (6.99)%		(13,083)

NET ASSETS — 100.00%		$187,080

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Statement of Assets and Liabilities
February 28, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $185,822)	$200,163
Dividends receivable	119
Receivable from Adviser	12,206
Prepaid expenses	2,104
Total Assets	214,592

Liabilities
Payable to affiliates	12,179
Accrued audit and tax fees	9,664
Other accrued expenses	5,669
Total Liabilities	27,512
Net Assets	$187,080

Net Assets consist of:
Paid-in capital	$176,730
Accumulated earnings	10,350
Net Assets	$187,080
Shares outstanding (unlimited number of shares authorized, no par value)	17,282
Net asset value, offering and redemption price per share	$10.82

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Statement of Operations
For the six months ended February 28, 2023 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1)	$694
Total investment income	694

Expenses
Administration	24,730
Legal	9,655
Audit and tax	9,075
Trustee	7,886
Compliance services	5,960
Transfer agent	5,951
Report printing	2,367
Custodian	1,245
Registration	803
Pricing	683
Adviser	594
Miscellaneous	10,715
Total expenses	79,664
Fees waived and expenses reimbursed by Adviser	(79,009)
Net operating expenses	655
Net investment income	39

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(2,575)
Net change in unrealized appreciation of investment securities	16,450
Net realized and change in unrealized gain on investments	13,875
Net increase in net assets resulting from operations	$13,914

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 28,	Ended August
	2023	31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$39	$(409)
Net realized gain (loss) on investment securities transactions	(2,575)	14,605
Net change in unrealized appreciation (depreciation) of investment securities	16,450	(75,719)
Net increase (decrease) in net assets resulting from operations	13,914	(61,523)

Distributions From:
Earnings	(13,142)	(13,339)
Total distributions	(13,142)	(13,339)

Capital Transactions
Reinvestment of distributions	13,142	13,338
Amount paid for shares redeemed	—	(13)
Net increase in net assets resulting from capital transactions	13,142	13,325
Total Increase (Decrease) in Net Assets	13,914	(61,537)

Net Assets
Beginning of period	173,166	234,703
End of period	$187,080	$173,166

Share Transactions
Shares issued in reinvestment of distributions	1,337	926
Shares redeemed	—	(1)
Net increase in shares	1,337	925

See accompanying notes which are an integral part of these financial statements

9

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six				For the
	Months		For the	For the	Period
	Ended		Year Ended	Year Ended	Ended
	February		August 31,	August 31,	August 31,
	28, 2023		2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.86		$15.63	$10.47	$10.00

Investment operations:
Net investment loss	—	(b)	(0.03)	(0.03)	—	(b)
Net realized and unrealized gain (loss)	0.78		(3.85)	5.21	0.47
Total from investment operations	0.78		(3.88)	5.18	0.47

Less distributions to shareholders from:
Net realized gains	(0.82)		(0.89)	(0.02)	—
Total distributions	(0.82)		(0.89)	(0.02)	—

Net asset value, end of period	$10.82		$10.86	$15.63	$10.47

Total Return(c)	7.99	% (d)	(26.23)%	49.47%	4.70	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$187		$173	$235	$157
Ratio of net expenses to average net assets	0.75	% (e)	0.75%	0.75%	0.75	% (e)
Ratio of gross expenses to average net assets before waiver and reimbursement	91.20	% (e)	72.50%	68.54%	188.33	% (e)
Ratio of net investment income (loss) to average net assets	0.04	% (e)	(0.20)%	(0.23)%	0.30	% (e)
Portfolio turnover rate	10	% (d)	30%	24%	2	% (d)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements
February 28, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Fund seeks to outperform, net of fees and expenses, the Russell 2000 Index as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of

11

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Operations when incurred. During the six months ended February 28, 2023, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the

12

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board. The Adviser

13

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. The Trust’s administrator maintains a pricing review committee that will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$184,554	$—	$—	$184,554
Money Market Funds	15,609	—	—	15,609
Total	$200,163	$—	$—	$200,163

(a)	Refer to Schedule of Investments for sector classifications.

14

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.68% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the Adviser earned management fees of $594 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board). For the six months ended February 28, 2023, the Adviser waived fees and reimbursed expenses in the amount of $79,009 for the Fund. At February 28, 2023, the Adviser owed the Fund $12,206.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2023, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2023	$34,216
August 31, 2024	139,672
August 31, 2025	148,379
February 28, 2026	79,009

15

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments, were $17,151 and $31,002, respectively.

16

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2023.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$46,294
Gross unrealized depreciation	(31,953)
Net unrealized appreciation on investments	$14,341
Tax cost of investments	$185,822

The tax character of distributions paid for the fiscal year ended August 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$10,864
Long-term capital gains	2,475
Total distributions paid	$13,339

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$13,141
Accumulated capital and other losses	(1,245)
Unrealized depreciation on investments	(2,318)
Total accumulated earnings	$9,578

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments

17

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2022	28, 2023	Period(a)	Ratio
Actual	$1,000.00	$1,079.90	$3.87	0.75%
Hypothetical(b)	$1,000.00	$1,021.08	$3.76	0.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

19

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the renewal of the management agreement.

The Trustees held a teleconference on February 15, 2023 to review and discuss materials provided by Fisher and the Trust’s CCO, which were compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2023, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Fund. The Trustees concluded that they were impressed with the consistency of the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the Fund for periods ended December 31, 2022. The Trustees noted that the Fund had outperformed the median of its Morningstar Small Growth category and peer group for the one-year and since inception periods, but underperformed its benchmark, the Russell 2000 Index, for both periods. The Trustees noted that the Fund performed comparably to a composite of accounts managed by Fisher with a similar investment strategy to the Fund and noted that the composite includes holdings acquired prior to the inception date of the Fund. Based upon the foregoing, the Trustees concluded the performance the Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Fund. The Trustees noted that the management fee of the Fund is slightly above the average and median of the Fund’s Morningstar category and the average of the Fund’s peer group. The

20

Investment Management Agreement Renewal (Unaudited) (continued)

Trustees observed that the Fund’s management fee is below the median of its peer group. The Trustees discussed that the Fund’s net expense ratio was below the medians and averages of its Morningstar category and peer group. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Fund through at least December 31, 2027. The Trustees also considered that the management fee of the Fund is lower than the fee that Fisher charges to its comparable accounts.

The Trustees also considered a profitability analysis for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the current size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

21

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	Yes
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

22

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Small Cap Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

23

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President GwenethK. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 5525 NW Fisher Creek Drive Camas, WA 98607	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR UltimusFund Distributors, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT UltimusFund Solutions, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher3-SAR-23

OneAscent Large Cap Core ETF (OALC) OneAscent Core Plus Bond ETF (OACP) OneAscent International Equity ETF (OAIM) OneAscent Emerging Markets ETF (OAEM)
NYSE Arca, Inc.

Semi-Annual Report

February 28, 2023

OneAscent Investment Solutions, LLC 23 Inverness Center Parkway Birmingham, Alabama 35242 Telephone: 1-800-222-8274

Investment Results (Unaudited)

Total Returns* as of February 28, 2023

			Since
			Inception
	Six Months	One Year	(11/15/2021)
OneAscent Large Cap Core ETF - NAV	6.98%	(3.26)%	(10.29)%
OneAscent Large Cap Core ETF - Market Price	6.81%	(3.13)%	(10.25)%
S&P 500® Index(a)	1.26%	(7.69)%	(10.58)%

Total annual operating expenses, as disclosed in the OneAscent Large Cap Core ETF’s (the “Fund”) prospectus dated December 29, 2022 was 0.82% of average daily net assets. Additional information pertaining to the Fund’s expense ratio as of February 28, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Total returns for less than one year are not annualized.

(a)	The S&P 500® Index is a widely recognized unmanaged index of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of February 28, 2023

		Inception
		Since
	Six Months	(3/30/2022)
OneAscent Core Plus Bond ETF - NAV	(1.91)%	(7.05)%
OneAscent Core Plus Bond ETF - Market Price	(1.58)%	(6.97)%
Bloomberg U.S. Aggregate Bond Index(a)	(2.13)%	(7.08)%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the OneAscent Core Plus Bond ETF’s (the “Fund”) prospectus dated December 29, 2022 was 0.76% of average daily net assets. OneAscent Investment Solutions, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% through December 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ notice and may not be terminated by the Adviser without the Board of Trustees’ consent. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of February 28, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Total returns for less than one year are not annualized.

Investment Results (Unaudited) (continued)

(a)	The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of February 28, 2023

Since
Inception
(9/14/2022)
OneAscent International Equity ETF - NAV	14.64%
OneAscent International Equity ETF - Market Price	14.40%
MSCI ACWI ex USA Index(a)	8.91%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the OneAscent International Equity ETF’s (the “Fund”) prospectus dated August 16, 2022 were 1.29% of average daily net assets (0.95% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.95% through December 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ notice and may not be terminated by the Adviser without the Board of Trustees’ consent. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of February 28, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had

Investment Results (Unaudited) (continued)

not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.

Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of February 28, 2023

Since
Inception
(9/14/2022)
OneAscent Emerging Markets ETF - NAV	8.28%
OneAscent Emerging Markets ETF - Market Price	7.80%
MSCI Emerging Markets Index(a)	0.83%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the OneAscent Emerging Markets ETF’s (the “Fund”) prospectus dated August 16, 2022, were 2.12% of average daily net assets (1.25% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.25% through December 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ notice and may not be terminated by the Adviser without the Board of Trustees’ consent. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of February 28, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had

Investment Results (Unaudited) (continued)

not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

OneAscent Large Cap Core ETF Holdings as of February 28, 2023.*

*	As a percentage of net assets.

The investment objective of the OneAscent Large Cap Core ETF is to seek capital appreciation.

Portfolio holdings are subject to change.

OneAscent Core Plus Bond ETF Holdings as of February 28, 2023.*

*	As a percentage of net assets.

Fund Holdings (Unaudited)

The investment objective of the OneAscent Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain values-based and impact criteria.

Portfolio holdings are subject to change.

OneAscent International Equity ETF Holdings as of February 28, 2023.*

*	As a percentage of net assets.

The investment objective of the OneAscent International Equity ETF is to seek long-term capital appreciation.

Portfolio holdings are subject to change.

Fund Holdings (Unaudited)

OneAscent Emerging Markets ETF Holdings as of February 28, 2023.*

*	As a percentage of net assets.

The investment objective of the OneAscent Emerging Markets ETF is to seek long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Funds’ website at http://investments.oneascent.com.

OneAscent Large Cap Core ETF
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 89.73%	Shares	Fair Value
Consumer Discretionary — 13.77%
Copart, Inc.(a)	4,342	$305,938
Fortune Brands Home & Security, Inc.	2,530	156,734
Gentex Corp.	25,013	714,121
Hess Corp.	1,446	194,776
Lennar Corp., Class A	1,763	170,552
LKQ Corp.	3,239	185,562
Lululemon Athletica, Inc.(a)	270	83,484
Progressive Corp. (The)	3,829	549,538
Thor Industries, Inc.	9,352	850,939
Tractor Supply Co.	1,921	448,092
Williams-Sonoma, Inc.	2,104	262,832
YETI Holdings, Inc.(a)	12,112	472,126
		4,394,694
Consumer Staples — 2.63%
Cboe Global Markets, Inc.	1,773	223,699
Clorox Co. (The)	1,114	173,161
Costco Wholesale Corp.	327	158,327
Estee Lauder Cos., Inc. (The), Class A	561	136,351
McCormick & Co., Inc.	1,985	147,525
		839,063
Energy — 1.07%
EOG Resources, Inc.	1,384	156,420
ONEOK, Inc.	2,825	184,896
		341,316
Financials — 12.23%
Arch Capital Group Ltd.(a)	8,484	593,880
Brown & Brown, Inc.	2,943	165,014
Charles Schwab Corp. (The)	10,951	853,301
Chubb Ltd.	2,796	590,012
Cincinnati Financial Corp.	2,176	262,643
Everest Re Group Ltd.	996	382,434
RenaissanceRe Holdings Ltd.	1,173	252,078
SVB Financial Group(a)	999	287,822
T. Rowe Price Group, Inc.	2,884	323,816
Willis Towers Watson PLC	819	191,941
		3,902,941
Health Care — 8.59%
Cigna Corp.	1,879	548,856
Danaher Corp.	3,544	877,246
Elevance Health, Inc.	1,322	620,904
Laboratory Corp. of America Holdings	642	153,669
PerkinElmer, Inc.	1,114	138,771
Vertex Pharmaceuticals, Inc.(a)	1,390	403,503
		2,742,949
Industrials — 8.54%
Amphenol Corp., Class A	8,236	638,455

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 89.73% - continued	Shares	Fair Value
Industrials — 8.54% - continued
Cintas Corp.	642	$281,498
Expeditors International of Washington, Inc.	1,973	206,297
Graco, Inc.	2,353	163,628
JB Hunt Transport Services, Inc.	937	169,400
Old Dominion Freight Line, Inc.	524	177,772
Sensata Technologies Holding PLC	14,133	714,847
Stanley Black & Decker, Inc.	1,944	166,426
Toro Co. (The)	1,881	207,737
		2,726,060
Materials — 3.10%
Newmont Corp.	3,976	173,393
Sherwin-Williams Co. (The)	2,741	606,721
Steel Dynamics, Inc.	1,665	209,973
		990,087
Real Estate — 1.71%
Crown Castle International Corp.	1,468	191,941
Jones Lang LaSalle, Inc.(a)	701	122,296
Prologis, Inc.	1,881	232,116
		546,353
Technology — 37.24%
Adobe, Inc.(a)	1,211	392,303
Advanced Micro Devices, Inc.(a)	9,393	738,102
Arista Networks, Inc.(a)	4,811	667,286
FactSet Research Systems, Inc.	517	214,322
Garmin Ltd.	3,871	379,861
Intuit, Inc.	1,378	561,094
KLA Corporation	841	319,059
Lam Research Corp.	798	387,836
Leidos Holdings, Inc.	1,940	188,316
MasterCard, Inc., Class A	2,058	731,187
Micron Technology, Inc.	9,925	573,864
Microsoft Corp.	8,049	2,007,582
MKS Instruments, Inc.	9,767	946,714
NVIDIA Corp.	3,622	840,884
S&P Global, Inc.	672	229,286
TD SYNNEX Corp.	9,835	949,274
Universal Display Corp.	1,450	196,983
Verisk Analytics, Inc.	1,216	208,070
Vishay Intertechnology, Inc.	41,249	875,715
VMware, Inc., Class A(a)	4,305	474,110
		11,881,848
Utilities — 0.85%
WEC Energy Group, Inc.	3,062	271,477

Total Common Stocks/Investments — 89.73% (Cost $32,454,889)		$28,636,788
Other Assets in Excess of Liabilities — 10.27%		3,276,730
NET ASSETS — 100.00%		$31,913,518

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments
February 28, 2023 - (Unaudited)

	Principal
ASSET BACKED SECURITIES — 13.04%	Amount	Fair Value
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039(a)(b)	$740,000	$552,710
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039(a)	1,000,000	865,234
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/2034(a)	1,000,000	942,172
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.50%, 7/20/2049(a)	1,250,000	1,077,843
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.52%, 7/20/2049(a)	1,100,000	1,075,584
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029(a)	900,000	901,195
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020- 609M, Class A, 5.96%, 10/15/2033 (US0001M + 1.370bps)(a)(b)	1,000,000	934,625
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053(a)	936,006	949,576
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.14%, 7/15/2036 (US0001M + 1.500bps)(a)(b)	1,000,000	966,168
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054(a)	500,000	414,492
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2024(a)	1,000,000	941,172
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/2032(a)	1,000,000	929,021
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.02%, 2/10/2032(a)	500,000	459,645
STWD Mortgage Trust, Series 2021-LIH, Class B, 6.24%, 11/15/2036 (US0001M + 1.656bps)(a)(b)	1,000,000	965,575
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057(a)	943,130	837,865
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%, 4/30/2048(a)	633,043	583,367
Total Asset Backed Securities (Cost $14,164,783)		13,396,244

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.85%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%, 2/25/2032(b)	1,000,000	870,487
Total Collateralized Mortgage Obligations (Cost $944,283)		870,487

CORPORATE BONDS — 39.74%
Communications — 1.50%
Alphabet, Inc., 1.10%, 8/15/2030	1,000,000	788,166
Verizon Communications, Inc., 3.40%, 3/22/2041	1,000,000	752,632
		1,540,798
Consumer Discretionary — 2.89%
Conservation Fund, Series 2019, 3.47%, 12/15/2029	1,000,000	852,667
General Motors Co., 5.60%, 10/15/2032	500,000	475,419
Magna International, Inc., 2.45%, 6/15/2030	1,000,000	832,192
Walmart, Inc., 1.80%, 9/22/2031	1,000,000	806,756
		2,967,034
Consumer Staples — 1.65%
PepsiCo, Inc., 3.90%, 7/18/2032	1,100,000	1,033,910
Unilever Capital Corp., 2.63%, 8/12/2051	1,000,000	665,958
		1,699,868

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

	Principal
CORPORATE BONDS — 39.74% - continued	Amount	Fair Value
Energy — 2.40%
BP Capital Markets America, Inc., 4.81%, 2/13/2033	$1,000,000	$981,189
BP Capital Markets America, Inc., 2.77%, 11/10/2050	1,000,000	642,779
Equinor ASA, 3.95%, 5/15/2043	1,000,000	846,983
		2,470,951
Financials — 8.14%
Bank of America Corp., MTN, 3.38%, 4/2/2026 (SOFRRATE + 1.330bps)(b)	1,000,000	956,716
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029	1,000,000	981,450
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037	1,000,000	944,190
HSBC Holdings PLC, 5.40%, 8/11/2033 (SOFRRATE + 2.870bps)(b)	1,075,000	1,030,166
ING Groep N.V., 1.40%, 7/1/2026 (H15T1Y + 1.100bps)(a)(b)	1,000,000	906,330
National Bank of Canada, MTN, 0.55%, 11/15/2024 (H15T1Y + 0.400bps)(b)	1,000,000	964,435
OMERS Finance Trust, 3.50%, 4/19/2032(a)	1,000,000	909,303
OMERS Finance Trust, 4.00%, 4/19/2052(a)	1,000,000	824,091
Province of Quebec Canada, 1.90%, 4/21/2031	1,000,000	832,595
		8,349,276
Health Care — 2.36%
Amgen, Inc., 5.25%, 3/2/2033	925,000	917,195
Gilead Sciences, Inc., 2.60%, 10/1/2040	1,000,000	696,132
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/2030	1,000,000	815,306
		2,428,633
Industrials — 3.71%
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028	1,524,982	1,324,063
Otis Worldwide Corp., 3.11%, 2/15/2040	1,000,000	742,754
Tote Shipholdings, LLC, 3.40%, 10/16/2040	1,023,000	910,838
Vessel Management Services, Inc., 3.48%, 1/16/2037	931,000	836,403
		3,814,058
Materials — 2.21%
Eastman Chemical Co., 5.75%, 3/8/2033	1,000,000	994,740
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032(a)	500,000	473,220
Newmont Corp., 2.25%, 10/1/2030	1,000,000	805,996
		2,273,956
Multi-Nationals — 5.97%
Central American Bank for Economic Integration, 5.00%, 2/9/2026(a)	250,000	248,240
European Investment Bank, 0.75%, 9/23/2030	1,000,000	785,070
Inter-American Investment Corp., 2.63%, 4/22/2025	1,000,000	952,081
International Bank for Reconstruction & Development, EMTN, Zero Coupon, 3/31/2028	500,000	474,970
International Financial Corp., GMTN, 0.50%, 3/20/2023	1,000,000	997,747
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	1,000,000	886,407
OPEC Fund for International Development (The), 4.50%, 1/26/2026(a)	900,000	887,439
United States International Development Finance, 3.43%, 6/1/2033	975,992	904,568
		6,136,522
Real Estate — 1.75%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026(a)	1,000,000	868,525

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

	Principal
CORPORATE BONDS — 39.74% - continued	Amount	Fair Value
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032	$1,000,000	$926,925
		1,795,450
Technology — 1.81%
Apple, Inc., 3.00%, 6/20/2027	1,000,000	939,559
Intel Corp., 4.15%, 8/5/2032	1,000,000	920,586
		1,860,145
Utilities — 5.35%
Ameren Illinois Co., 2.90%, 6/15/2051	1,000,000	664,954
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052	1,000,000	743,146
Duke Energy Progress, LLC, 3.45%, 3/15/2029	850,000	776,868
New York State Electric & Gas Corp., 2.15%, 10/1/2031(a)	1,000,000	785,208
San Diego Gas & Electric Co., 2.95%, 8/15/2051	1,000,000	660,411
Topaz Solar Farms, LLC, 5.75%, 9/30/2039(a)	1,000,000	927,760
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)(a)(b)	1,000,000	936,086
		5,494,433
Total Corporate Bonds (Cost $44,573,785)		40,831,124

FOREIGN GOVERNMENT BONDS — 1.96%
Canada Government International Bond, 2.88%, 4/28/2025	1,100,000	1,056,866
Council of Europe Development Bank, 3.00%, 6/16/2025	1,000,000	960,664
Total Foreign Government Bonds (Cost $2,098,283)		2,017,530

MUNICIPAL BONDS — 7.12%
District of Columbia — 1.64%
District of Columbia, Revenue, 3.85%, 2/28/2025	1,750,000	1,681,216

Florida — 0.98%
Florida Development Finance Corp., Revenue, Series A, 7.25%, 7/1/2057	1,000,000	1,003,197

Indiana — 0.96%
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2, 10.75%, 12/1/2029	1,000,000	982,410

Montana — 1.00%
Gallatin County Industrial Development, Revenue, Series B, 11.50%, 9/1/2027	1,000,000	1,033,396

New York — 2.06%
Metropolitan Transportation Authority, Revenue, 5.18%, 11/15/2049	1,000,000	905,826
New York State Energy Research & Development Authority, Revenue, Series A, 4.87%, 4/1/2037	1,335,000	1,222,464
		2,128,290
Wisconsin — 0.48%
Fond du Lac County Social Bonds, Revenue, Series A, 5.57%, 11/1/2051	500,000	488,268
Total Municipal Bonds (Cost $7,627,032)		7,316,777

TERM LOANS — 2.76%
Utilities — 1.87%
ExGen Renewables IV, LLC, 7.24%, 12/15/2027 (US0001M + 250.000bps)(b)	943,711	943,272

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

	Principal
TERM LOANS — 2.76% - continued	Amount	Fair Value
TerraForm Power Operating, LLC, 6.40%, 5/30/2029 (TSFR1M + 275.000bps)(b)	$995,000	$986,015
		1,929,287
Industrials — 0.89%
LTR Intermediate Holdings, Inc., 9.35%, 5/7/2028 (US0001M + 450.000bps)(b)	992,443	910,567
Total Term Loans (Cost $2,897,984)		2,839,854

U.S. GOVERNMENT & AGENCIES — 31.03%
Fannie Mae Pool, 4.00%, 5/1/2044	883,610	846,466
Fannie Mae Pool, 2.00%, 6/1/2051	963,532	788,419
Fannie Mae Pool, 2.50%, 1/1/2052	2,258,813	1,923,717
Fannie Mae Pool, 2.50%, 2/1/2052	206,507	175,961
Fannie Mae Pool, 3.00%, 4/1/2052	2,804,514	2,487,820
Fannie Mae Pool, 3.50%, 4/1/2052	2,823,629	2,573,881
Fannie Mae Pool, 5.00%, 5/1/2052	180,103	177,178
Fannie Mae Pool, 5.00%, 7/1/2052	452,114	444,908
Fannie Mae Pool, 4.00%, 8/1/2052	1,132,112	1,063,413
Fannie Mae Pool, 4.50%, 8/1/2052	2,090,315	2,015,538
Fannie Mae Pool, 4.50%, 9/1/2052	1,211,854	1,168,471
Fannie Mae Pool, 4.00%, 10/1/2052	1,550,705	1,456,284
Federal National Mortgage Association, 0.88%, 8/5/2030	1,000,000	793,191
Freddie Mac Pool, 3.00%, 2/1/2052	222,143	197,077
Freddie Mac Pool, 2.00%, 3/1/2052	1,113,100	912,801
Ginnie Mae II Pool, 2.50%, 9/20/2051	1,524,709	1,322,592
Ginnie Mae II Pool, 3.00%, 12/20/2051	1,809,148	1,620,260
Ginnie Mae II Pool, 3.00%, 5/20/2052	105,906	94,520
Ginnie Mae II Pool, 3.50%, 7/20/2052	211,353	194,468
Ginnie Mae II Pool, 4.00%, 9/20/2052	1,072,613	1,014,339
Ginnie Mae II Pool, 4.50%, 12/20/2052	746,454	724,052
United States Treasury Bond, 2.38%, 2/15/2042	483,000	371,004
United States Treasury Note, 4.63%, 2/28/2025	1,710,000	1,704,456
United States Treasury Note, 4.00%, 2/29/2028	250,000	248,135
United States Treasury Note, 3.50%, 2/15/2033	2,248,000	2,171,779
United States Treasury Note, 3.88%, 2/15/2043	3,070,000	2,972,863
United States Treasury Note, 4.00%, 11/15/2052	2,382,900	2,412,686

Total U.S. Government & Agencies (Cost $33,511,043)		31,876,279
Total Investments — 96.50% (Cost $105,817,193)		99,148,295
Other Assets in Excess of Liabilities — 3.50%		3,595,214
NET ASSETS — 100.00%		$102,743,509

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

EMTN - Euro Medium Term Note

GMTN - Global Medium Term Note

MTN - Medium Term Note

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 93.11%	Shares	Fair Value
Communications — 2.09%
Trip.com Group Ltd. (China)(a)	44,683	$1,580,202

Consumer Discretionary — 3.06%
China Literature Ltd. (Cayman Islands)(a)	201,769	862,378
Valeo S.A. (France)	69,386	1,448,723
		2,311,101
Consumer Staples — 13.17%
Carrefour S.A. (France)	99,428	1,968,152
Dollarama, Inc. (Canada)	26,818	1,549,067
Kimberly-Clark de Mexico SAB de CV (Mexico)	1,159,428	2,319,059
L’Oreal S.A. (France)	3,922	1,556,435
Nestle S.A. - ADR (Switzerland)	22,684	2,552,290
		9,945,003
Financials — 19.22%
AIA Group Ltd. (Hong Kong)	190,270	2,017,927
Bangkok Bank PCL (Thailand)	494,490	2,295,383
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	7,274,780	2,229,068
DBS Group Holdings Ltd. (Singapore)	110,558	2,801,625
HDFC Bank Ltd. - ADR (India)	25,228	1,706,422
KBC Group N.V. (Belgium)	46,322	3,464,839
		14,515,264
Health Care — 5.54%
PHC Holdings Corp. (Japan)	118,720	1,255,761
Santen Pharmaceutical Co. Ltd. (Japan)	185,288	1,415,472
Straumann Holding AG (Switzerland)	11,448	1,517,591
		4,188,824
Industrials — 22.60%
Adecco Group AG (Switzerland)	51,198	1,818,929
CAE, Inc. (Canada)(a)	79,182	1,785,506
China Airlines Ltd. (Taiwan Province of China)	1,217,000	803,784
Daikin Industries Ltd. (Japan)	8,639	1,481,419
Element Fleet Management Corp. (Canada)	181,578	2,593,477
Ferguson plc (United Kingdom)	14,098	2,025,506
Intertek Group plc (United Kingdom)	24,486	1,229,307
Mitsubishi Electric Corp. (Japan)	136,528	1,537,391
MTU Aero Engines A.G. (Germany)	8,798	2,126,897
Nabtesco Corp. (Japan)	63,851	1,650,939
		17,053,155
Materials — 7.65%
CRH plc (Ireland)	53,742	2,531,310
Givaudan S.A. (Switzerland)	424	1,279,010
Smurfit Kappa Group plc (Ireland)	52,576	1,967,428
		5,777,748
Technology — 19.78%
ASML Holding N.V. - ADR (Netherlands)	3,604	2,226,299
ASMPT Ltd. (Hong Kong)	197,397	1,682,354
Constellation Software, Inc. (Canada)	848	1,458,011

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 93.11% - continued	Shares	Fair Value
Technology — 19.78% - continued
Lumine Group, Inc. (Canada)(a)(b)	2,448	$—
Murata Manufacturing Co. Ltd. (Japan)	28,100	1,510,908
Nomura Research Institute Ltd. (Japan)	62,434	1,394,169
Novatek Microelectronics Corp. (Taiwan Province of China)	108,000	1,431,871
NXP Semiconductors NV (Netherlands)	7,844	1,399,997
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan Province of China)	24,745	2,154,547
Topicus.com, Inc. (Canada)(a)	25,652	1,667,824
		14,925,980

Total Common Stocks/Investments — 93.11% (Cost $61,800,673)		70,297,277
Other Assets in Excess of Liabilities — 6.89%		5,205,020
NET ASSETS — 100.00%		$75,502,297

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 94.39%	Shares	Fair Value
Communications — 2.13%
Trip.com Group Ltd. (China)(a)	16,332	$577,577

Consumer Discretionary — 12.61%
Ace Hardware Indonesia Tbk P.T. (Indonesia)	12,176,159	403,449
China Literature Ltd. (Cayman Islands)(a)	147,776	631,607
Coway Co. Ltd. (South Korea)	9,255	374,217
Haier Smart Home Co. Ltd., H Shares (China)	320,760	1,133,950
MercadoLibre, Inc. (Argentina)(a)	300	366,000
Sendas Distribuidora S.A. (Brazil)	145,100	502,657
		3,411,880
Consumer Staples — 6.09%
Charoen Pokphand Foods PCL (Thailand)	492,123	310,175
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia)	857,085	569,384
Kimberly-Clark de Mexico SAB de CV (Mexico)	385,514	771,095
		1,650,654
Financials — 22.54%
Banco Bradesco S.A. - ADR (Brazil)	132,067	334,130
Bangkok Bank PCL (Thailand)	175,412	814,248
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	2,840,573	870,380
BB Seguridade Participacoes S.A. (Brazil)	92,400	603,483
Chailease Holding Co. Ltd. (Taiwan Province of China)	147,000	1,078,491
HDFC Bank Ltd. - ADR (India)	12,764	863,356
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	12,776	512,041
NU Holdings Ltd., Class A (Taiwan Province of China)(a)	68,715	346,324
Regional S.A.B. de C.V. (Mexico)	81,131	673,047
		6,095,500
Health Care — 3.18%
Dentium Co. Ltd. (South Korea)(a)	9,405	861,688

Industrials — 8.31%
China Airlines Ltd. (Taiwan Province of China)	1,023,000	675,654
Sarana Menara Nusantara Tbk P.T. (Indonesia)	8,102,457	558,204
Sporton International, Inc. (Taiwan Province of China)	51,000	441,372
Voltronic Power Technology Corp. (Taiwan Province of China)	11,000	574,408
		2,249,638
Materials — 3.49%
Hanwha Solutions Corp. (South Korea)(a)	13,305	419,096
Orbia Advance Corp. SAB de CV (Mexico)	252,061	523,589
		942,685
Technology — 36.04%
Accton Technology Corp. (Taiwan Province of China)	80,000	736,596
ASMPT Ltd. (Hong Kong)	81,840	697,497
DB HiTek Co. Ltd. (South Korea)	24,460	838,997
eMemory Technology, Inc. (Taiwan Province of China)	11,000	669,248
Infosys Ltd. - ADR (India)	42,200	757,068
MediaTek, Inc. (Taiwan Province of China)	44,000	1,035,008
Novatek Microelectronics Corp. (Taiwan Province of China)	39,000	517,065

See accompanying notes which are an integral part of these financial statements

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)

COMMON STOCKS — 94.39% - continued	Shares	Fair Value
Technology — 36.04% - continued
Powerchip Semiconductor Manufacturing Corp. (Taiwan Province of China)	240,000	$260,021
Samsung Electronics Co. Ltd. (South Korea)	37,796	1,734,300
Samsung SDI Co. Ltd. (South Korea)	1,159	610,799
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of China)	100,000	1,662,545
Unimicron Technology Corp. (Taiwan Province of China)	55,000	229,047
		9,748,191

Total Common Stocks/Investments — 94.39% (Cost $23,707,270)		25,537,813
Other Assets in Excess of Liabilities — 5.61%		1,517,621
NET ASSETS — 100.00%		$27,055,434

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Assets and Liabilities
February 28, 2023 - (Unaudited)

	OneAscent	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International	Emerging
	Core ETF	Bond ETF	Equity ETF	Markets ETF
Assets
Investments in securities, at fair value (cost $32,454,889, $105,817,193, $61,800,673 and $23,707,270)	$28,636,788	$99,148,295	$70,297,277	$25,537,813
Cash	3,286,947	5,071,033	5,203,184	1,470,944
Receivable for fund shares sold	—	1,128,917	—	—
Dividend and interest receivable	29,450	748,001	25,878	68,677
Tax reclaims receivable	—	—	19,780	629
Prepaid offering cost	—	—	6,737	6,737
Prepaid expenses	4,585	4,937	3,710	3,878
Total Assets	31,957,770	106,101,183	75,556,566	27,088,678

Liabilities
Payable for investments purchased	—	3,000,874	—	—
Payable for distributions to shareholders	—	276,300	—	—
Due to custodian	—	—	497	—
Payable to Adviser	9,774	39,316	31,722	14,528
Payable to affiliates	8,542	12,789	7,540	7,540
Payable to audit and tax	9,822	9,770	9,474	9,474
Other accrued expenses	16,114	18,625	5,036	1,702
Total Liabilities	44,252	3,357,674	54,269	33,244
Net Assets	$31,913,518	$102,743,509	$75,502,297	$27,055,434

Net Assets consist of:
Paid-in capital	$40,228,205	$112,917,776	$66,670,266	$24,231,035
Accumulated earnings (deficit)	(8,314,687)	(10,174,267)	8,832,031	2,824,399
Net Assets	$31,913,518	$102,743,509	$75,502,297	$27,055,434
Shares outstanding (unlimited number of shares authorized, no par value)	1,475,000	4,550,000	2,650,000	1,000,000
Net asset value per share	$21.64	$22.58	$28.49	$27.06

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Operations
For the six months ended February 28, 2023 - (Unaudited)

				OneAscent
	OneAscent	OneAscent	OneAscent	Emerging
	Large Cap	Core Plus	International	Markets
	Core ETF	Bond ETF	Equity ETF(a)	ETF(a)
Investment Income
Dividend income (net of foreign taxes withheld of $–, $–, $35,169 and $25,955)	$290,961	$31,987	$304,433	$124,288
Interest income	63,486	2,224,205	52,475	20,372
Total investment income	354,447	2,256,192	356,908	144,660

Expenses
Adviser	88,439	251,902	183,460	84,094
Administration	30,736	45,504	28,305	28,305
Custodian	15,622	9,585	11,372	10,743
Legal	10,055	11,407	8,467	8,467
Audit and tax	9,014	9,512	9,474	9,474
Trustee	8,369	8,369	8,056	7,889
Compliance services	7,069	10,812	6,269	6,269
Report printing	5,737	6,209	2,530	2,327
Transfer agent	5,227	5,417	4,979	4,978
Insurance	1,738	2,125	—	—
Pricing	745	9,838	2,687	2,290
Offering	—	—	2,428	2,428
Organizational	—	—	17,193	17,193
Miscellaneous	15,394	16,723	14,098	12,362
Fees waived by Adviser	—	—	(61,823)	(53,856)
Net operating expenses	198,145	387,403	237,495	142,963
Net investment income	156,302	1,868,789	119,413	1,697

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	840,192	(1,779,794)	548,169	1,058,262
Foreign currency transactions	—	—	(1,454)	(55,765)
Change in unrealized appreciation (depreciation) on:
Investment securities	2,570,173	(2,260,458)	8,496,604	1,830,543
Foreign currency translations	—	(1)	54	(978)
Net realized and change in unrealized gain (loss) on investment securities	3,410,365	(4,040,253)	9,043,373	2,832,062
Net increase (decrease) in net assets resulting from operations	$3,566,667	$(2,171,464)	$9,162,786	$2,833,759

(a)	For the period September 14, 2022 (commencement of operations) to February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets

	OneAscent Large Cap Core ETF		OneAscent Core Plus Bond ETF
	For the Six		For the Six
	Months Ended	For the Period	Months Ended	For the Period
	February 28,	Ended August	February 28,	Ended August
	2023	31, 2022(a)	2023	31, 2022(b)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$156,302	$127,620	$1,868,789	$1,108,585
Net realized gain (loss) on investment securities and foreign currency transactions	840,192	(5,133,241)	(1,779,794)	(1,724,603)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	2,570,173	(6,392,154)	(2,260,459)	(4,408,440)
Net increase (decrease) in net assets resulting from operations	3,566,667	(11,397,775)	(2,171,464)	(5,024,458)

Distributions to Shareholders From:
Earnings	(223,290)	(33,250)	(1,903,770)	(1,074,575)
Total distributions	(223,290)	(33,250)	(1,903,770)	(1,074,575)

Capital Transactions
Proceeds from shares sold	1,898,633	73,618,036	9,117,185	115,196,878
Amount paid for shares redeemed	(31,706,173)	(3,809,330)	(7,861,841)	(3,534,446)
Net increase (decrease) in net assets resulting from capital transactions	(29,807,540)	69,808,706	1,255,344	111,662,432
Total Increase (Decrease) in Net Assets	(26,464,163)	58,377,681	(2,819,890)	105,563,399

Net Assets
Beginning of period	$58,377,681	$—	$105,563,399	$—
End of period	$31,913,518	$58,377,681	$102,743,509	$105,563,399

Share Transactions
Shares sold	100,000	3,050,000	400,000	4,650,000
Shares redeemed	(1,500,000)	(175,000)	(350,000)	(150,000)
Net increase (decrease) in shares outstanding	(1,400,000)	2,875,000	50,000	4,500,000

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.

(b)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets (continued)

	OneAscent	OneAscent
	International	Emerging
	Equity ETF	Markets ETF
	For the	For the
	Period Ended	Period Ended
	February 28,	February 28,
	2023(a)	2023(a)
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$119,413	$1,697
Net realized gain on investment securities and foreign currency transactions	546,715	1,002,497
Change in unrealized appreciation on investment securities and foreign currency translations	8,496,658	1,829,565
Net increase in net assets resulting from operations	9,162,786	2,833,759

Distributions to Shareholders From:
Earnings	(330,755)	(9,360)
Total distributions	(330,755)	(9,360)

Capital Transactions
Proceeds from shares sold	70,880,441	36,118,539
Amount paid for shares redeemed	(4,210,175)	(11,887,504)
Net increase in net assets resulting from capital transactions	66,670,266	24,231,035
Total Increase in Net Assets	75,502,297	27,055,434

Net Assets
Beginning of period	$—	$—
End of period	$75,502,297	$27,055,434

Share Transactions
Shares sold	2,825,000	1,425,000
Shares redeemed	(175,000)	(425,000)
Net increase in shares outstanding	2,650,000	1,000,000

(a)	For the period September 14, 2022 (commencement of operations) to February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended		Ended
	February		August 31,
	28, 2023		2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$20.31		$25.00
Investment operations:
Net investment income	0.06		0.04
Net realized and unrealized gain (loss) on investments	1.35		(4.72)
Total from investment operations	1.41		(4.68)
Less distributions to shareholders from:
Net investment income	(0.08)		(0.01)
Total distributions	(0.08)		(0.01)
Net asset value, end of period	$21.64		$20.31
Market price, end of period	$21.65		$20.35
Total Return(b)	6.98	% (c)	(18.71	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,914		$58,378
Ratio of net expenses to average net assets	0.79	% (d)	0.81	% (d)
Ratio of net investment income to average net assets	0.62	% (d)	0.28	% (d)
Portfolio turnover rate(e)	24	% (c)	52	% (c)

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements

OneAscent Core Plus Bond ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended		Ended
	February		August 31,
	28, 2023		2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$23.46		$25.00
Investment operations:
Net investment income	0.42		0.24
Net realized and unrealized loss on investments	(0.87)		(1.55)
Total from investment operations	(0.45)		(1.31)
Less distributions to shareholders from:
Net investment income	(0.43)		(0.23)
Total distributions	(0.43)		(0.23)
Net asset value, end of period	$22.58		$23.46
Market price, end of period	$22.60		$23.40
Total Return(b)	(1.91	%) (c)	(5.23	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$102,744		$105,563
Ratio of net expenses to average net assets	0.77	% (d)	0.83	% (d)
Ratio of net investment income to average net assets	3.71	% (d)	2.51	% (d)
Portfolio turnover rate(e)	70	% (c)	122	% (c)

(a)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	February
	28, 2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	3.57
Total from investment operations	3.65
Less distributions to shareholders from:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$28.49
Market price, end of period	$28.43
Total Return(b)	14.64	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$75,502
Ratio of net expenses to average net assets	0.95	% (d)
Ratio of gross expenses to average net assets before waiver	1.20	% (d)
Ratio of net investment income to average net assets	0.48	% (d)
Portfolio turnover rate(e)	8	% (c)

(a)	For the period September 14, 2022 (commencement of operations) to February 28, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	February
	28, 2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income	—	(b)
Net realized and unrealized gain on investments	2.07
Total from investment operations	2.07
Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$27.06
Market price, end of period	$26.94
Total Return(c)	8.28	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$27,055
Ratio of net expenses to average net assets	1.25	% (e)
Ratio of gross expenses to average net assets before waiver	1.72	% (e)
Ratio of net investment income to average net assets	0.01	% (e)
Portfolio turnover rate(f)	36	% (d)

(a)	For the period September 14, 2022 (commencement of operations) to February 28, 2023.

(b)	Less than $0.005.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Notes to the Financial Statements
February 28, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Large Cap Core ETF”), OneAscent Core Plus Bond ETF (the “Core Plus Bond ETF”), OneAscent International Equity ETF (the “International Equity ETF”) and OneAscent Emerging Markets ETF (the “Emerging Markets ETF”) (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The Adviser has retained Teachers Advisors, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Core Plus Bond ETF. The investment objective of the Large Cap Core ETF is to seek capital appreciation. The investment objective of the Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain values-based and impact criteria. The investment objective of the International Equity ETF and Emerging Markets ETF is to achieve long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

New Accounting Pronouncements - In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rater elated modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 28, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Core ETF intends to distribute its dividends from net investment income and net realized long-term and short-term capital gains, if any, at least annually. The Core Plus Bond ETF typically distributes dividends from net investment income monthly and any realized net capital gains, if any, annually. The International Equity ETF and Emerging Markets ETF ordinarily distribute dividends from net investment income, if any, annually and distribute net realized gains, if any, to shareholders annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Organization and Offering Costs – The Adviser advanced some of the Funds’ organization and initial offering costs and was subsequently reimbursed by the Funds. Costs of $9,165 incurred in connection with the offering and initial registration of each of the International Equity ETF and Emerging Markets ETF have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. Costs of $17,193 incurred in connection with the organization of each of the International Equity ETF and Emerging Markets ETF were expensed as incurred. As of February 28, 2023, the amount of the offering costs remaining to amortize was $6,737 for the International Equity ETF and $6,737 for the Emerging Markets ETF.

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. The Trust’s administrator maintains a pricing review committee that will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing and Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Large Cap Core ETF
Common Stocks(a)	$28,636,788	$—	$—		$28,636,788
Total	$28,636,788	$—	$—		$28,636,788

Core Plus Bond ETF
Asset Backed Securities	$—	$13,396,244	$—		$13,396,244
Collateralized Mortgage Obligations	—	870,487	—		870,487
Corporate Bonds	—	40,831,124	—		40,831,124
Foreign Government Bonds	—	2,017,530	—		2,017,530
Municipal Bonds	—	7,316,777	—		7,316,777
Term Loans	—	2,839,854	—		2,839,854
U.S. Government & Agencies	—	31,876,279	—		31,876,279
Total	$—	$99,148,295	$—		$99,148,295

International Equity ETF
Common Stocks(a)	$70,297,277	$—	$—	(b)	$70,297,277
Total	$70,297,277	$—	$—		$70,297,277

Emerging Markets ETF
Common Stocks(a)	$25,537,813	$—	$—		$25,537,813
Total	$25,537,813	$—	$—		$25,537,813

(a)	Refer to Schedule of Investments for sector classifications.

(b)	Lumine Group, Inc. is currently being fair valued according to the fair value procedures approved by the Board.

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

	Large Cap	Core Plus	International	Emerging
	Core ETF	Bond ETF	Equity ETF	Markets ETF
Management fee rate	0.35%	0.50%	0.74%	0.74%
Management fees earned	$88,439	$251,902	$183,460	$84,094
Management fees waived	$-	$-	$(61,823)	$(53,856)

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Core Plus Bond ETF. The Sub-Adviser receives a fee from the Adviser for these services.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 1.00% of the Core Plus Bond ETF’s average daily net assets, 0.95% of the International Equity ETF’s average daily net assets and 1.25% of the Emerging Markets ETF’s average daily net assets. The contractual arrangements for the Funds are in place through December 31, 2023. Prior to January 1, 2023, the Adviser had contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses did not exceed 1.00% of the Large Cap Core ETF’s average daily net assets.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	International	Emerging
Recoverable Through	Equity ETF	Markets ETF
February 28, 2026	$61,823	$53,856

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

			U.S.	U.S.
			Government	Government
	Purchases	Sales	Purchases	Sales
Large Cap Core ETF	$11,089,445	$11,223,809	$—	$—
Core Plus Bond ETF	16,201,740	26,702,553	52,396,280	42,559,683
International Equity ETF(a)	4,560,294	4,678,057	—	—
Emerging Markets ETF(a)	22,124,031	8,646,897	—	—

For the six months ended February 28, 2023, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Large Cap Core ETF	$1,715,623	$29,018,361
Core Plus Bond ETF	—	—
International Equity ETF(a)	65,260,763	3,890,496
Emerging Markets ETF(a)	14,323,499	5,151,624

For the six months ended February 28, 2023, the Funds incurred net realized gains on in-kind redemptions as follows:

In-Kind
Realized Gains
Large Cap Core ETF	$778,640
Core Plus Bond ETF	—
International Equity ETF(a)	90,270
Emerging Markets ETF(a)	835,739

(a)	For the period September 14, 2022 (commencement of operations) to February 28, 2023.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Large Cap Core ETF, International Equity ETF and Emerging Markets ETF only in Creation Unit size aggregations of 25,000 shares. Shares are created and redeemed by the Core Plus Bond ETF only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended February 28, 2023, the Large Cap Core ETF, the Core Plus Bond ETF, the International Equity ETF and the Emerging Market ETF received $7,000, $2,200, $7,000 and $8,100 in fixed fees, respectively. For the six months ended February 28, 2023, the Emerging Markets ETF had a variable charge of $3,571. The Transaction Fees for each Fund are listed in the table below:

		Variable
	Fixed Fee	Charge
Large Cap Core ETF	$500	2.00%*
Core Plus Bond ETF	$200	2.00%*
International Equity ETF	$1,000	2.00%*
Emerging Market ETF	$1,350	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Core	Core Plus Bond	International	Emerging
	ETF	ETF	Equity ETF	Markets ETF
Gross unrealized appreciation	$502,492	$88,033	$8,641,993	$2,367,785
Gross unrealized depreciation	(5,036,784)	(6,799,563)	(145,389)	(537,242)
Net unrealized appreciation (depreciation) on investments	$(4,534,292)	$(6,711,530)	$8,496,604	$1,830,543
Tax cost of investments	$33,171,080	$105,859,825	$61,800,673	$23,707,270

The tax character of distributions paid for the fiscal period ended August 31, 2022, the Funds’ most recent fiscal year end, were as follows:

	Large Cap Core	Core Plus Bond
	ETF	ETF
Distributions paid from:
Ordinary income(a)	$33,250	$817,625
Total distributions paid	$33,250	$817,625

At August 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Core	Core Plus Bond
	ETF	ETF
Undistributed ordinary income	$80,978	$309,935
Distributions payable	—	(256,950)
Accumulated capital and other losses	(4,634,577)	(1,700,946)
Unrealized depreciation on investments	(7,104,465)	(4,451,072)
Total accumulated deficit	$(11,658,064)	$(6,099,033)

As of August 31, 2022, the Core Plus Bond ETF had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $1,700,946.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal period for tax purposes. For the fiscal period ended August 31, 2022, the Large Cap Core ETF deferred Post-October capital losses of $4,634,577.

OneAscent ETFs
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2023, the Large Cap Core ETF and Emerging Markets ETF had 37.24% and 36.04% of the value of its net assets invested in securities within the Technology sector, respectively.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2022	28, 2023	Period(a)	Ratio
OneAscent Large Cap Core ETF
Actual	$1,000.00	$1,069.80	$4.04	0.79%
Hypothetical(b)	$1,000.00	$1,020.89	$3.94	0.79%

OneAscent Core Plus Bond ETF
Actual	$1,000.00	$980.90	$3.78	0.77%
Hypothetical(b)	$1,000.00	$1,020.98	$3.85	0.77%

OneAscent International Equity ETF
Actual (c)	$1,000.00	$1,146.40	$4.69	0.95%
Hypothetical(b)	$1,000.00	$1,020.08	$4.76	0.95%

OneAscent Emerging Markets ETF
Actual (c)	$1,000.00	$1,082.80	$5.99	1.25%
Hypothetical(b)	$1,000.00	$1,018.60	$6.26	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Actual expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 168/365 (to reflect the period since commencement of operations on September 14, 2022).

Investment Advisory Agreement Approval (Unaudited)

The OneAscent Emerging Markets ETF (the “Emerging Markets Fund”) and the OneAscent International Equity ETF (the “International Fund”) (each, a “Fund”, together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Funds and, as required by law, considered the approval of each Fund’s management agreement with its investment adviser, OneAscent Investment Solutions, LLC (“OneAscent”). The Board approved the management agreements.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreements.

The Trustees met on May 13, 2022 and at their quarterly meeting in May 2022 to review and discuss materials provided by OneAscent and the Trust CCO which were compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to approval of the management agreements between the Trust and OneAscent. The Trustees noted that the Board had previously approved management agreements with OneAscent for the same strategies in the form of open-end mutual funds, but that the registration statement had been withdrawn as OneAscent is instead pursuing the strategies in exchange traded funds. They further noted that the SEC had already provided comments in connection with the prior fund filings and that all prior comments had been taken into consideration. At the Trustees’ quarterly meeting, the Board interviewed certain executives of OneAscent, including OneAscent’s President, its Director of Portfolio Strategy and its Chief Compliance Officer. the Trust’s CCO and Assistant CCO had completed a review of OneAscent’s Code of Ethics and compliance program and reported to the Board. After reviewing all of the information provided and based upon various factors discussed below and their related conclusions, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or OneAscent (the “Independent Trustees”), unanimously approved the management agreements between the Trust and OneAscent each for an initial period of two years. The Trustees’ approval of each Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that OneAscent would provide to the Funds, which include, but are not limited to, providing a continuous investment program for the Funds, adhering to the Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and experience of OneAscent’s portfolio managers who would be responsible for the day-to-day management of each Fund’s portfolio, as well as the qualifications and experience of the other individuals at OneAscent who would provide services to the Funds, noting the team had recently been expanded to add an analyst. They discussed OneAscent’s value-based investment strategy, how any screens are applied, and the self-discipline associated with such impact investing. The Trustees discussed and reviewed OneAscent’s compliance program and its compliance policies and procedures with respect to regulatory requirements for ETFs, and Ms. Gosselink and Mr. Wood provided assurances regarding their continuing review and oversight with respect to adoption of appropriate compliance policies. They further discussed with OneAscent the firm’s financial

Investment Advisory Agreement Approval (Unaudited) (continued)

position and its commitment with respect to supporting the expense reimbursement and fee waiver commitments to the Funds. They noted OneAscent has prior experience with ETFs and the reasons OneAscent now desires to move forward with these strategies as ETFs. After a thorough discussion and consideration, the Trustees concluded that OneAscent has adequate resources to provide satisfactory investment management services to the Funds.

(ii) Fund Performance. The Trustees next reviewed and discussed the performance of model portfolios that have investment strategies similar to those of the proposed Funds and which are managed by key personnel of OneAscent. The Trustees once again considered OneAscent’s values-based investment strategy and how that would be applied to each Fund. It was the consensus of the Trustees that it was reasonable to conclude that OneAscent has the experience and ability to manage the proposed Funds successfully from a performance standpoint.

(iii) Fee Rate and Profitability. The Trustees reviewed fee and expense comparisons for the Morningstar Foreign Large Blend and Diversified Emerging Markets categories, which indicated that the International Fund’s proposed management fee is higher than the average but equal to the median for its category and lower than the peer group average, and that the Emerging Markets Fund’s proposed management fee is lower than the average for its Morningstar category and peer group. The Trustees noted that the estimated net expense ratio for each Fund is higher than the average and median for its respective category, but that OneAscent is executing expense limitation agreements with respect to the Funds. The Trustees also considered profitability analyses prepared by OneAscent for its management of the Funds, which indicated that, both before and after the deduction of marketing expenses, OneAscent expects to earn a profit as a result of managing the International Fund in its first and second years of operations, and expects to earn a profit as a result of managing the Emerging Markets Fund beginning in its second year of operations.

The Trustees considered other potential benefits that OneAscent may receive in connection with its management of the Funds, including third-party research obtained by soft dollars, and noted that OneAscent currently does not have soft dollar arrangements in place but may in the future. After considering the above information, the Trustees concluded that the proposed management fees represent reasonable compensation in light of the nature and quality of the services that OneAscent proposes to provide to the Funds and the fees paid by other funds in the same Morningstar categories.

(iv) Economies of Scale. In determining the reasonableness of the proposed management fees, the Trustees also considered the extent to which OneAscent may realize economies of scale as each Fund grows larger. The Trustees determined that, in light of the anticipated size of each

Fund in its first two years of operations, it does not appear that OneAscent will realize benefits from economies of scale in managing the Funds in the near term to such an extent that breakpoints in the management fee need to be considered at this time.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 222-8274 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President GwenethK. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER OneAscent Investment Solutions, LLC 23 Inverness Center Parkway Birmingham, AL 35242	CUSTODIANAND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT UltimusFund Solutions, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

OneAscent-SAR-23

Tactical Multi-Purpose Fund

Semi-Annual Report

February 28, 2023

Fund Adviser:
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive
Camas, Washington 98607
(800) 550-1071

Investment Results (Unaudited)

Average Annual Total Returns(a) as of February 28, 2023
				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(3/30/17)
Tactical Multi-Purpose Fund	1.02%	1.12%	(0.20)%	(0.17)%
ICE BofA 3-Month U.S. Treasury Bill(b)	1.76%	2.12%	0.85%	1.31%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated December 29, 2022, were 644.33% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 550-1071.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. The Index returns assume reinvestment of all distributions and do

1

Investment Results (Unaudited) (continued)

not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (800) 550-1071.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2

FUND HOLDINGS (Unaudited)
February 28, 2023 - (Unaudited)

Tactical Multi-Purpose Fund Holdings as of February 28, 2023*

*	As a percentage of net assets.

The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets as its investment objective.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

3

Tactical Multi-Purpose Fund
Schedule of Investments
February 28, 2023 - (Unaudited)

MONEY MARKET FUNDS - 130.86%	Shares	Fair Value
First American Government Obligations Fund, Class X, 4.37%(a)	32,394	$32,394
Total Money Market Funds (Cost $32,394)		32,394
Total Investments — 130.86% (Cost $32,394)		32,394
Liabilities in Excess of Other Assets — (30.86)%		(7,640)
NET ASSETS — 100.00%		$24,754

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities
February 28, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $32,394)	$32,394
Interest receivable	66
Receivable from Adviser	11,615
Prepaid expenses	919
Total Assets	44,994

Liabilities
Payable to affiliates	11,049
Other accrued expenses	9,191
Total Liabilities	20,240
Net Assets	$24,754

Net Assets consist of:
Paid-in capital	$24,520
Accumulated earnings	234
Net Assets	$24,754
Shares outstanding (unlimited number of shares authorized, no par value)	2,500
Net asset value, offering and redemption price per share	$9.90

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund
Statement of Operations
February 28, 2023 - (Unaudited)

Investment Income
Dividend income	$378
Interest income	6
Total investment income	384

Expenses
Fund accounting	14,878
Administration	14,876
Legal	11,134
Trustee	7,896
Compliance services	5,960
Transfer agent	5,951
Audit and tax	5,771
Custodian	2,480
Report printing	1,769
Registration	177
Adviser	31
Miscellaneous	9,815
Total expenses	80,738
Fees waived and expenses reimbursed by Adviser	(78,031)
Fees reduced by Administrator	(2,585)
Net operating expenses	122
Net investment income	262

Net change in unrealized appreciation of investment securities	2
Net realized and change in unrealized gain on investments	2
Net increase in net assets resulting from operations	$264

See accompanying notes which are an integral part of these financial statements.

6

Tactical Multi-Purpose Fund
Statements of Changes in Net Assets
February 28, 2023 - (Unaudited)

	For the Six
	Months	For the
	Ended	Year Ended
	February 28,	August 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$262	$(108)
Net change in unrealized appreciation (depreciation) of investment securities	2	(2)
Net increase (decrease) in net assets resulting from operations	264	(110)

Capital Transactions
Amount paid for shares redeemed	—	(10)
Net decrease in net assets resulting from capital transactions	—	(10)
Total Increase (Decrease) in Net Assets	264	(120)

Net Assets
Beginning of period	24,490	24,610
End of period	$24,754	$24,490

Share Transactions
Shares redeemed	—	(1)
Net decrease in shares	—	(1)

See accompanying notes which are an integral part of these financial statements.

7

Tactical Multi-Purpose Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the	For the	For the	For the
	February		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	28, 2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$9.80		$9.84	$9.93	$9.95	$9.93	$9.98
Investment operations:
Net investment income (loss)	0.10		(0.04)	(0.09)	(0.02)	0.02	(0.05)
Net realized and unrealized gain	—	(a)	— (a)	—	— (a)	— (a)	—
Total from investment operations	0.10		(0.04)	(0.09)	(0.02)	0.02	(0.05)
Net asset value, end of period	$9.90		$9.80	$9.84	$9.93	$9.95	$9.93
Total Return(b)	1.02	% (c)	(0.41)%	(0.91)%	(0.20)%	0.20%	(0.50)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25		$24	$25	$25	$25	$25
Ratio of net expenses to average net assets	1.00	% (d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver and reimbursement	661.52	% (d)	644.19%	635.29%	596.00%	589.45%	534.46%
Ratio of net investment income (loss) to average net assets	2.15	% (d)	(0.44)%	(0.91)%	(0.20)%	0.15%	(0.46)%
Portfolio turnover rate	—	%(c)	—%	—%	—%	—%	—%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

8

Tactical Multi-Purpose Fund
Notes to the Financial Statements
February 28, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties,

9

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

10

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

11

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Board or the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, as Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Valuation Designee, under oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. The Trust’s administrator maintains a pricing review committee that will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Board or Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon

12

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$32,394	$—	$—	$32,394
Total	$32,394	$—	$—	$32,394

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the Adviser earned management fees of $31 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with

13

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2023, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2023	$77,291
August 31, 2024	147,330
August 31, 2025	169,173
February 28, 2026	78,031

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The

14

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, there were no purchases or sales of investment securities, other than short-term investments.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$32,394

At August 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(28)
Unrealized depreciation on investments	(2)
Total accumulated deficit	$(30)

15

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2022	28, 2023	Period(a)	Ratio
Actual	$1,000.00	$1,010.20	$4.97	1.00%
Hypothetical(b)	$1,000.00	$1,019.85	$5.00	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

Investment Management Agreement Renewal (Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with renewal of the management agreement.

The Trustees held a teleconference on February 15, 2023 to review and discuss materials provided by Fisher and the Trust’s CCO, which were compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2023, the Board interviewed certain executives of Fisher, including Fisher’s Vice President of Portfolio Engineering. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher will provide to the Fund when it is deployed, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review. They noted the strategic nature of the Fund and the fact that the strategy has not yet been deployed. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services to be provided by Fisher to the Fund.

(ii) Fund Performance. The Trustees next noted that Fisher has not yet deployed the strategy, which is intended to be used strategically under extraordinary market circumstances. Therefore the Fund’s performance to date consists of returns from minimal money market fund holdings. They discussed market conditions that would trigger deployment of the Fund and the post-deployment investment strategy. The Trustees concluded that Fisher has the ability to manage the Fund successfully in accordance with its investment strategy.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee comparison but noted that Fisher is waiving its management fee and that it has contractually agreed to reimburse expenses of the Fund to the extent they exceed 1.00% annually through December 31, 2027. The Trustees noted that the Fund is not profitable to Fisher and it has not been deployed with respect to any clients/ shareholders.

18

Investment Management Agreement Renewal (Unaudited) (continued)

(iv) Economies of Scale. The Trustees also considered whether Fisher may realize economies of scale when Fisher deploys the Fund’s strategy. The Trustees determined that, so long as Fisher continues to waive its management fee and due to the nature of the Fund’s strategy, Fisher is not expected to realize benefits from economies of scale in managing the Fund. They further concluded that reductions or breakpoints are not a relevant consideration at this time.

19

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES TACTICAL MULTI-PURPOSE FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes—
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—
to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 550-1071

20

Who we are
Who is providing this notice?	Tactical Multi-Purpose Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

21

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 5525 NW Fisher Creek Drive Camas, WA 98607	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee member is Freddie Jacobs, Jr.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By       /s/ Martin R. Dean

Martin R. Dean, President

Date   5/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Martin R. Dean

Martin R. Dean, President

Date    5/3/2023

By        /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date       5/3/2023